As filed with the Securities and Exchange                    File No. 333-87131
Commission on April 16, 2001                                 File No. 811-8582

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                        POST-EFFECTIVE AMENDMENT NO. 3 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
        Variable Annuity Account I of Aetna Insurance Company of America

                       Aetna Insurance Company of America

             5100 West Lemon Street, Suite 213, Tampa, Florida 33609

        Depositor's Telephone Number, including Area Code (860) 273-4686

                           Julie E. Rockmore, Counsel

                       Aetna Insurance Company of America
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b) of Rule 485
      ------
         X      on May 1, 2001 pursuant to paragraph (b) of Rule 485
      ------

                           VARIABLE ANNUITY ACCOUNT I
                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 481(a)


FORM N-4                                                                 LOCATION - PROSPECTUS
ITEM NO.                  PART A (PROSPECTUS)                              DATED MAY 1, 2001
    1      Cover Page...........................................    Cover Page

    2      Definitions..........................................    Not Applicable

    3      Synopsis.............................................    Contract Overview; Fee Table

    4      Condensed Financial Information......................    Condensed Financial Information

    5      General Description of Registrant, Depositor, and
           Portfolio Companies..................................    Other Topics - The Company; Variable
                                                                    Annuity Account I; Appendix III - Fund
                                                                    Descriptions

    6      Deductions and Expenses..............................    Fee Table; Fees

    7      General Description of Variable Annuity Contracts....    Contract Overview; Other Topics

    8      Annuity Period.......................................    Income Phase

    9      Death Benefit........................................    Death Benefit

    10     Purchases and Contract Value.........................    Contract Purchase and Participation;
                                                                    Your Account Value

    11     Redemptions..........................................    Right to Cancel

    12     Taxes................................................    Taxation

    13     Legal Proceedings....................................    Other Topics - Legal Matters and
                                                                    Proceedings

    14     Table of Contents of the Statement of Additional
           Information..........................................    Contents of the Statement of Additional
                                                                    Information


                                                                          LOCATION - STATEMENT OF
FORM N-4         PART B (STATEMENT OF ADDITIONAL                           ADDITIONAL INFORMATION
ITEM NO.                   INFORMATION)                                      DATED MAY 1, 2001
    15     Cover Page.........................................      Cover page

    16     Table of Contents..................................      Table of Contents

    17     General Information and History....................      General Information and History

    18     Services...........................................      General Information and History;
                                                                    Independent Auditors

    19     Purchase of Securities Being Offered...............      Offering and Purchase of Contracts

    20     Underwriters.......................................      Offering and Purchase of Contracts

    21     Calculation of Performance Data....................      Performance Data; Average Annual
                                                                    Total Return Quotations

    22     Annuity Payments...................................      Income Phase Payments

    23     Financial Statements...............................      Financial Statements


                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                            PROSPECTUS - MAY 1, 2001
--------------------------------------------------------------------------------
[SIDE NOTE]
THE FUNDS
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna
  Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna
  Growth and Income VP
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a
  Aetna Money Market VP
Aetna Small Company VP
Aetna Technology VP
Aetna Value Opportunity VP
AIM V.I. Capital Appreciation
  Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income
  Fund
AIM V.I. Value Fund
Calvert Social Balanced Portfolio

DEM-Registered Trademark- Equity Fund (Institutional
  Shares)(1)

Fidelity Variable Insurance
  Products Fund (VIP)
  Equity-Income Portfolio
Fidelity Variable Insurance
  Products Fund (VIP)
  Growth Portfolio
Fidelity Variable Insurance
  Products Fund (VIP)
  Overseas Portfolio
Fidelity Variable Insurance
  Products Fund II (VIP II)
  Contrafund-Registered Trademark- Portfolio
Janus Aspen Aggressive Growth
  Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income
  Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth
  Portfolio
Oppenheimer Global Securities
  Fund/VA
Oppenheimer Strategic Bond
  Fund/VA

Portfolio Partners, Inc. (PPI) MFS
  Capital Opportunities Portfolio

Portfolio Partners, Inc. (PPI) MFS
  Emerging Equities Portfolio
Portfolio Partners, Inc. (PPI) MFS
  Research Growth Portfolio
Portfolio Partners, Inc. (PPI)
  Scudder International
  Growth Portfolio
Portfolio Partners, Inc. (PPI)
  T. Rowe Price Growth
  Equity Portfolio
[END SIDE NOTE]
CONTRACTS. The contracts described in this prospectus are group deferred variable annuity contracts issued by Aetna Insurance Company of America (the Company). They are intended to be used as funding vehicles for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in a contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options.
 Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.
 TABLE OF CONTENTS . . . PAGE 3

INVESTMENT OPTIONS. The contracts offer variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable
Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page.
Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

FIXED INTEREST OPTION.

-- Fixed Plus Account

Except as specifically mentioned, this prospectus describes only the variable investment options.
However, we describe the Fixed Plus Account in an appendix to this prospectus.

RISKS ASSOCIATED WITH INVESTING IN THE
FUNDS. Information about the risks of investing in the funds is located in the "Investment Options" section of this prospectus at page 10 and in each fund prospectus.
Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.


GETTING ADDITIONAL INFORMATION. You may obtain the May
1, 2001, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operations of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330,
e-mailing publicinfo@sec.gov or by writing to SEC
Public Reference Room, 450 Fifth Street, N.W.,
Washington, D.C. 20549. The SAI table of contents is listed on page 37 of this prospectus. The SAI is incorporated into this prospectus by reference.



ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus. The contracts are not offered for sale in the State of New York.


---------------------
(1) This fund is available to the general public. See "Additional Risks of Investing in the Fund."

          THIS PAGE INTENTIONALLY LEFT BLANK

                               TABLE OF CONTENTS

   CONTRACT OVERVIEW: WHO'S WHO; CONTRACT FACTS.............         4
   The Contract and Your Retirement Plan (sidebar)
   Retirement Plan (sidebar)
   Plan Type (sidebar)
   Contract Rights (sidebar)
   CONTRACT PHASES: ACCUMULATION PHASE, INCOME PHASE........         5
   Questions: Contacting the Company (sidebar)
   Sending Forms and Written Requests in Good Order
   (sidebar)

 FEE TABLE..................................................         6

 CONDENSED FINANCIAL INFORMATION............................        10

 INVESTMENT OPTIONS.........................................        10

 TRANSFERS..................................................        12

 CONTRACT PURCHASE AND PARTICIPATION........................        13

 CONTRACT OWNERSHIP AND RIGHTS..............................        14

 RIGHT TO CANCEL............................................        14

 FEES.......................................................        15

 YOUR ACCOUNT VALUE.........................................        17

 WITHDRAWALS................................................        19

 SYSTEMATIC DISTRIBUTION OPTIONS............................        21

 DEATH BENEFIT..............................................        22

 THE INCOME PHASE...........................................        24

 TAXATION...................................................        27

 OTHER TOPICS...............................................        33

 The Company -- Variable Annuity Account I -- Performance
 Reporting -- Voting Rights -- Contract Distribution -- Contract
 Modification -- Legal Matters and Proceedings -- Payment Delay or
 Suspension -- Transfer of Ownership; Assignment -- Account
 Termination -- Intent to Confirm Quarterly

 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........        37

 APPENDIX I -- FIXED PLUS ACCOUNT...........................        38

 APPENDIX II -- EMPLOYEE APPOINTMENT OF EMPLOYER AS AGENT
 UNDER AN ANNUITY CONTRACT..................................        40

 APPENDIX III -- FUND DESCRIPTIONS..........................        41

 APPENDIX IV -- CONDENSED FINANCIAL INFORMATION.............        44

[SIDE NOTE]
THE CONTRACT AND YOUR
RETIREMENT PLAN
RETIREMENT PLAN (PLAN): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.
PLAN TYPE: We refer to the plan by the Tax Code section under which it qualifies. For example: a "403(b) plan" is a plan that qualifies for tax treatment under Tax Code section 403(b). To learn which Tax Code section applies to your plan, contact your plan sponsor, your local representative or the Company.
CONTRACT RIGHTS: Rights under the contract, and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

[END SIDE NOTE]

CONTRACT OVERVIEW
----------------------------------------------

The following is a summary. Please read each section of this prospectus for additional information.

                                   WHO'S WHO
-------------------------------------------------------------------

YOU (THE PARTICIPANT): The individual who participates in the contract through a retirement plan.

PLAN SPONSOR: The sponsor of your retirement plan. Generally, your employer or a trust.

CONTRACT HOLDER: The person to whom we issue the contract. Generally, the plan sponsor.

WE (THE COMPANY):  Aetna Insurance Company of America. We issue the contract.


SERVICE CENTER: The location to which all inquiries, transactions and requests should be addressed. The address is: ING Aetna Financial Services, Annuity Services, 151 Farmington Avenue, Hartford, CT 06156-1277.


For greater detail please review "Contract Ownership and Rights" and "Contract Purchase and Participation."

                                 CONTRACT FACTS
-------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans or in some plans under 401(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract (or a longer period if required by state law). See "Right to Cancel."

DEATH BENEFIT: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend on the payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS: During the accumulation phase, you may withdraw all or part of your account value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, you may have the right to withdraw all or part of your account value during the income phase. Amounts withdrawn may be subject to tax withholding and taxation. See "Withdrawals," "Taxation," and "The Income Phase."

SYSTEMATIC DISTRIBUTION OPTIONS: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES: Certain fees are deducted from your account value. In addition, we reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. See "Fee Table" and "Fees."

TAXATION: You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (including 403(b) and 401(a) plans) also defer payment of taxes on earnings until they are withdrawn. You should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative. Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation."

[SIDE NOTE]
QUESTIONS: CONTACTING THE COMPANY. Contact your local representative or write or call the Service Center:
ING Aetna Financial Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862
SENDING FORMS AND WRITTEN
REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.

[END SIDE NOTE]

                                CONTRACT PHASES
-------------------------------------------------------------------

I. THE ACCUMULATION PHASE
   (accumulating retirement
   benefits)
[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

                      Payments to Your Account
                               Step 1
                 Aetna Insurance Company of America
                   (a)                      Step 2              (b)
          Fixed Interest Option             VARIABLE ANNUITY ACCOUNT
                                                        I
                                               Variable Investment
                                                     Options
                                                 THE SUBACCOUNTS
                                               A        B      ETC.
                                                 Step 3
                                            Mutual   Mutual    ETC.
                                            Fund A   Fund B

STEP 1: You or the contract holder provide Aetna Insurance Company of America with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the following:
(a)  Fixed Interest Option account
(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account I. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

II. THE INCOME PHASE The contract offers several payment options. See "The Income Phase." In general, you may:

-- Receive income phase payments over a lifetime or for a specified period;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an option that provides a death benefit to beneficiaries; and

-- Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

[SIDE NOTE]
IN THIS SECTION:
-- Maximum Fees Deducted From Investments in the Subaccounts
-- Fund Fees
-- Examples of Fee Deductions
SEE "FEES" FOR:
-- How, When and Why Fees are Deducted;
-- Reduction, Waiver and/or Elimination of Certain Fees; and
-- Premium and Other Taxes.
SEE "THE INCOME PHASE" FOR:
-- Fees during the income phase.
[END SIDE NOTE]

FEE TABLE
----------------------------------------------

The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the accumulation phase). The fees shown below do not include premium taxes that may be applicable. During the income phase, a maximum mortality and expense charge of 1.25% and a maximum administrative expense charge of 0.25% may be charged. See "The Income Phase" for further discussion of fees that may apply after you begin receiving payments under the contract.

FEES DEDUCTED FROM THE SUBACCOUNTS ON AN ANNUAL BASIS
(As a percentage of average account value)

        MORTALITY AND EXPENSE RISK CHARGE                             1.00%(1)

        ADMINISTRATIVE EXPENSE CHARGE            0.00%        -       0.25%(2)
                                                --------              --------

        TOTAL SEPARATE ACCOUNT EXPENSES          1.00%        -        1.25%
                                                ========              ========

(1)This is the maximum mortality and expense risk charge during the accumulation phase. This charge may be waived, reduced or eliminated in certain circumstances. See "Fees--Mortality and Expense Risk Charge."

(2)We currently do not impose an administrative expense charge; however, we reserve the right to charge not more than 0.25% on an annual basis from the subaccounts. See "Fees--Administrative Expense Charge."

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectuses.


HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2000.



                                                      FUND EXPENSE TABLE(1)
                                                                                            TOTAL FUND                 NET FUND
                                                                                              ANNUAL                    ANNUAL
                                                                                             EXPENSES       TOTAL      EXPENSES
                                                         INVESTMENT                           WITHOUT      WAIVERS       AFTER
                                                          ADVISORY      12B-1      OTHER    WAIVERS OR       AND      WAIVERS OR
FUND NAME                                                   FEES         FEE     EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
---------                                                   ----         ---     --------   ----------   ----------   ----------
Aetna Ascent VP(2)                                           0.60%                  0.15%       0.75%        0.00%        0.75%
Aetna Balanced VP, Inc.                                      0.50%                  0.09%       0.59%          --         0.59%
Aetna Bond VP                                                0.40%                  0.10%       0.50%          --         0.50%
Aetna Crossroads VP(3)                                       0.60%                  0.15%       0.75%        0.05%        0.70%
Aetna Growth VP(2)                                           0.60%                  0.10%       0.70%        0.00%        0.70%
Aetna Growth and Income VP                                   0.50%                  0.08%       0.58%          --         0.58%
Aetna Index Plus Large Cap VP(2)                             0.35%                  0.09%       0.44%        0.00%        0.44%
Aetna Index Plus Mid Cap VP(3)                               0.40%                  0.22%       0.62%        0.02%        0.60%
Aetna Index Plus Small Cap VP(3)                             0.40%                  0.46%       0.86%        0.26%        0.60%
Aetna International VP(3)                                    0.85%                  0.49%       1.34%        0.19%        1.15%
Aetna Legacy VP(3)                                           0.60%                  0.16%       0.76%        0.11%        0.65%
Aetna Money Market VP                                        0.25%                  0.09%       0.34%          --         0.34%
Aetna Small Company VP(2)                                    0.75%                  0.12%       0.87%        0.00%        0.87%
Aetna Technology VP(3)                                       0.95%                  0.25%       1.20%        0.05%        1.15%
Aetna Value Opportunity VP(2)                                0.60%                  0.15%       0.75%        0.00%        0.75%
AIM V.I. Capital Appreciation Fund                           0.61%                  0.21%       0.82%          --         0.82%
AIM V.I. Growth Fund                                         0.61%                  0.22%       0.83%          --         0.83%
AIM V.I. Growth and Income Fund                              0.60%                  0.24%       0.84%          --         0.84%
AIM V.I. Value Fund                                          0.61%                  0.23%       0.84%          --         0.84%
Calvert Social Balanced Portfolio(4)                         0.70%                  0.18%       0.88%        0.00%        0.88%
DEM-Registered Trademark- Equity Fund(5)                     0.90%      0.25%       1.21%       2.36%        1.11%        1.25%
Fidelity VIP Equity-Income Portfolio(6)                      0.48%                  0.08%       0.56%          --         0.56%
Fidelity VIP Growth Portfolio(6)                             0.57%                  0.08%       0.65%          --         0.65%
Fidelity VIP Overseas Portfolio(6)                           0.72%                  0.17%       0.89%          --         0.89%
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio(6)                                               0.57%                  0.09%       0.66%          --         0.66%
Janus Aspen Aggressive Growth Portfolio(7)                   0.65%                  0.01%       0.66%        0.00%        0.66%
Janus Aspen Balanced Portfolio(7)                            0.65%                  0.01%       0.66%        0.00%        0.66%
Janus Aspen Flexible Income Portfolio(7)                     0.65%                  0.11%       0.76%        0.00%        0.76%
Janus Aspen Growth Portfolio(7)                              0.65%                  0.02%       0.67%        0.00%        0.67%
Janus Aspen Worldwide Growth Portfolio(7)                    0.65%                  0.04%       0.69%        0.00%        0.69%
Oppenheimer Global Securities Fund/VA                        0.64%                  0.04%       0.68%          --         0.68%
Oppenheimer Strategic Bond Fund/VA                           0.74%                  0.05%       0.79%          --         0.79%
PPI MFS Capital Opportunities Portfolio(8)                   0.65%                  0.25%       0.90%        0.00%        0.90%
PPI MFS Emerging Equities Portfolio(8)                       0.66%                  0.13%       0.79%        0.00%        0.79%
PPI MFS Research Growth Portfolio(8)                         0.69%                  0.15%       0.84%        0.00%        0.84%
PPI Scudder International Growth Portfolio(8)                0.80%                  0.20%       1.00%        0.00%        1.00%
PPI T. Rowe Price Growth Equity Portfolio(8)                 0.60%                  0.15%       0.75%        0.00%        0.75%


FOOTNOTES TO THE "FUND EXPENSE TABLE"


(1) Certain of the fund advisers reimburse the Company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements generally are separate from the expenses shown above and do not affect, directly or indirectly, the expenses paid by investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(2) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to maintain a certain expense ratio. Actual expenses for these funds for the period ended December 31, 2000 were at or below contractual limits.
(3) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's total fund annual expenses do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."
(4) "Other Expenses" reflect an indirect fee of 0.02% relating to an expense offset arrangement with the portfolio's custodian. The amount shown under Total Waivers and Reductions does not reflect a voluntary reduction of fees paid indirectly. If this voluntary reduction of fees paid indirectly was reflected, the amount shown under Net Fund Annual Expenses After Waiver or Reductions would be 0.86%.
(5) The fees and expenses listed above are for the fund's fiscal year ended October 31, 2000. The fund's investment adviser has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares, to 1.25% of average daily net assets effective March 17, 2000 until at least December 31, 2010. However, there is no guarantee the fund's investment adviser will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2010.
(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(7) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements.
(8) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2002, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

HYPOTHETICAL EXAMPLE

ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted total fund annual expenses, a mortality and expense risk charge of 1.00% on an annual basis and the maximum administrative expense charge of 0.25% on an annual basis. The total fund annual expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

                                    WHETHER OR NOT YOU WITHDRAW YOUR ENTIRE
                                    ACCOUNT VALUE OR IF YOU SELECT AN INCOME
                                    PHASE PAYMENT OPTION AT THE END OF THE
                                    PERIODS SHOWN, YOU WOULD PAY THE FOLLOWING
                                    FEES:


                                                          1 YEAR  3 YEARS  5 YEARS  10 YEARS
FUND NAME                                                 ------  -------  -------  --------
Aetna Ascent VP                                            $20     $ 63     $108      $233
Aetna Balanced VP, Inc.                                    $19     $ 58     $100      $216
Aetna Bond VP                                              $18     $ 55     $ 95      $206
Aetna Crossroads VP                                        $20     $ 63     $108      $233
Aetna Growth VP                                            $20     $ 61     $105      $227
Aetna Growth and Income VP                                 $19     $ 58     $ 99      $215
Aetna Index Plus Large Cap VP                              $17     $ 53     $ 92      $200
Aetna Index Plus Mid Cap VP                                $19     $ 59     $101      $219
Aetna Index Plus Small Cap VP                              $21     $ 66     $113      $244
Aetna International VP                                     $26     $ 81     $138      $292
Aetna Legacy VP                                            $20     $ 63     $108      $234
Aetna Money Market VP                                      $16     $ 50     $ 87      $189
Aetna Small Company VP                                     $22     $ 66     $114      $245
Aetna Technology VP                                        $25     $ 76     $131      $279
Aetna Value Opportunity VP                                 $20     $ 63     $108      $233
AIM V.I. Capital Appreciation Fund                         $21     $ 65     $111      $240
AIM V.I. Growth Fund                                       $21     $ 65     $112      $241
AIM V.I. Growth and Income Fund                            $21     $ 65     $112      $242
AIM V.I. Value Fund                                        $21     $ 65     $112      $242
Calvert Social Balanced Portfolio                          $22     $ 67     $114      $246
DEM-Registered Trademark- Equity Fund                      $36     $111     $187      $387
Fidelity VIP Equity-Income Portfolio                       $18     $ 57     $ 98      $213
Fidelity VIP Growth Portfolio                              $19     $ 60     $103      $222
Fidelity VIP Overseas Portfolio                            $22     $ 67     $115      $247
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio                                                $19     $ 60     $103      $223
Janus Aspen Aggressive Growth Portfolio                    $19     $ 60     $103      $223
Janus Aspen Balanced Portfolio                             $19     $ 60     $103      $223
Janus Aspen Flexible Income Portfolio                      $20     $ 63     $108      $234
Janus Aspen Growth Portfolio                               $20     $ 60     $104      $224
Janus Aspen Worldwide Growth Portfolio                     $20     $ 61     $105      $226
Oppenheimer Global Securities Fund/VA                      $20     $ 61     $104      $225
Oppenheimer Strategic Bond Fund/VA                         $21     $ 64     $110      $237
PPI MFS Capital Opportunities Portfolio                    $22     $ 67     $115      $248
PPI MFS Emerging Equities Portfolio                        $21     $ 64     $110      $237
PPI MFS Research Growth Portfolio                          $21     $ 65     $112      $242
PPI Scudder International Growth Portfolio                 $23     $ 70     $120      $258
PPI T. Rowe Price Growth Equity Portfolio                  $20     $ 63     $108      $233

CONDENSED FINANCIAL INFORMATION
----------------------------------------------


UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix IV we provide condensed financial information about the Variable Annuity Account I (the separate account) subaccounts you may invest in through the Contract. The numbers show the year-end unit values in each subaccount from the date of first availability.


INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Earnings on amounts invested in the subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.


FUND DESCRIPTIONS. We provide brief descriptions of the funds in Appendix III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, by calling the Company at the telephone number listed in "Contract Overview--Questions", by accessing the SEC's web site, or by contacting the SEC Public Reference Room.


FIXED INTEREST OPTION. For a description of the Fixed Plus Account, see Appendix I.

 SELECTING INVESTMENT OPTIONS


 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your local representative can help you evaluate which investment options may be appropriate for your financial goals.


 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.


 - BE INFORMED. Read this prospectus, the fund prospectuses and the Fixed Plus Account appendix.



LIMITS ON OPTION AVAILABILITY. Some investment options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and in compliance with regulatory requirements.


LIMITS ON NUMBER OF OPTIONS SELECTED. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. Each subaccount and the Fixed Plus Account counts toward these limits.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS.

VARIABLE FUNDS. (Mixed and Shared Funding) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "variable funds," and are used for "mixed" and "shared" funding.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

-- Mixed--bought for annuities and life insurance

-- Shared--bought by more than one company

PUBLIC FUNDS. The following fund, which the subaccounts buy for variable annuity contracts, is also available to the general public:

-- DEM-Registered Trademark- Equity Fund (Institutional Shares)

See "Taxation--403(b) Plans" for a discussion of investing in a public fund under a 403(b) annuity contract.


POSSIBLE CONFLICTS OF INTEREST. With respect to the variable funds and the public fund, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each variable fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public fund and the variable funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account I from participation in the funds which are involved in the conflict.

TRANSFERS
----------------------------------------------


TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from the Fixed Plus Account are restricted as outlined in Appendix I and the contract. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.


VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Service Center, or if you are participating in the dollar cost averaging program, after your scheduled transfer.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone or electronic transactions, (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include:

1. Not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and

2. Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

THE DOLLAR COST AVERAGING PROGRAM. Certain contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this service. Dollar cost averaging is a system of investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

CONTRACT PURCHASE AND PARTICIPATION
----------------------------------------------


CONTRACTS AVAILABLE FOR PURCHASE. The contracts available for purchase are group deferred variable annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a) and 403(b).


PURCHASING THE CONTRACT.

1. The contract holder submits the required forms and application to the Company.

2. We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT.

1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).

2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

ACCEPTANCE OR REJECTION. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

METHODS OF PURCHASE PAYMENT. The contract may allow one or more of the following purchase payment methods:

-- Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan; and/or

-- Installment payments--More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums.

ALLOCATION OF PURCHASE PAYMENTS. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See "Investment Options" and "Transfers."

TAX CODE RESTRICTIONS. The Tax Code places some limitations on contributions to your account. See "Taxation."

CONTRACT OWNERSHIP AND RIGHTS
----------------------------------------------

WHO OWNS THE CONTRACT? The contract holder. This is the person or entity to whom we issue the contract.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT? Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.

WHO HOLDS RIGHTS UNDER THE CONTRACT?

-- Under all contracts, except those issued through a voluntary 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

-- If you participate in the contract through a voluntary 403(b) plan, you hold all rights under the contract.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days (or a longer period if required by state law) after you receive confirmation of your participation in the contract.

REFUNDS. We will produce a refund not later than seven days after we receive the required documents and written notice in good order at our Service Center. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

[SIDE NOTE]
TYPES OF FEES
There are certain types of fees or charges which you may incur under the contract:
-- FEES DEDUCTED FROM THE SUBACCOUNTS
   - Mortality and Expense Risk Charge
   - Administrative Expense Charge

-- FUND EXPENSES

   - Investment Advisory Fees
   - Other Expenses
-- PREMIUM AND OTHER TAXES
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.

I. FEES DEDUCTED FROM THE SUBACCOUNTS

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. 1.00% annually of your account value invested in the subaccounts during the accumulation phase and 1.25% annually of your account value invested in the subaccounts during the income phase.

WHEN/HOW. This fee is deducted daily from the subaccounts. We do not deduct this from the Fixed Plus Account.

PURPOSE. This fee compensates us for the mortality and expense risks we assume under the contracts.

-- The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.

-- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

REDUCTION. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

-- The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

-- The size of the prospective group, projected annual number of eligible participants and the program's participation rate;

-- The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses);

-- The frequency, consistency and method of submitting payments;

-- The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

-- The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

-- The projected frequency of distributions; and

-- The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. We currently do not impose this fee. However, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts.

WHEN/HOW. If charged, this fee is deducted daily from the subaccounts. We will not deduct this from the Fixed Plus Account. This fee may be assessed during the accumulation phase and the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

REDUCTION. If we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.

II. FUND EXPENSES

MAXIMUM AMOUNT. Each fund determines its own advisory fees and expenses. For a list of fund fees see "Fee Table." Advisory fees are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the fund's investment advisor and operating expenses.

III. PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.


WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.


In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase, your account value at any given time equals:

-- Account dollars directed to the Fixed Plus Account, including interest earnings to date; less

-- Any deductions from the Fixed Plus Account (e.g. withdrawals); plus

-- The current dollar value of amounts invested in the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account I subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation; minus

-- The net assets of the fund held by the subaccount at the preceding valuation;
   plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);

-- Divided by the total value of the subaccount's units at the preceding valuation;

-- Minus a daily deduction for the mortality and expense risk charge and the administrative expense charge, if any. See "Fees."

The net investment rate may be either positive or negative.


HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (Exchange), the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A, and 80 accumulation units of subaccount B.

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

                   $5,000 contribution
                          STEP 1
            Aetna Insurance Company of America
                          STEP 2
                Variable Annuity Account I
Subaccount A 300        Subaccount B 80         Etc.
accumulation units      accumulation units
                                      STEP 3
                        Fund A                  Fund B

STEP 1:  An investor contributes $5,000.

STEP 2:
A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

STEP 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.


PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the Exchange will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

[SIDE NOTE]
DEDUCTIONS FOR TAXES
Amounts withdrawn may be subject to tax penalties and withholding. See "Taxation." To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."
[END SIDE NOTE]

WITHDRAWALS
----------------------------------------------

MAKING A WITHDRAWAL. Subject to limitations on withdrawals from the Fixed Plus Account and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

STEPS FOR MAKING A WITHDRAWAL. The contract holder, or you if permitted by the plan, must:

-- Select the withdrawal amount.

    - Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, plus the amount available for withdrawal from the Fixed Plus Account.

    - Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. The amount available from the Fixed Plus Account may be limited.
      For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix I.


-- Select investment options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.


-- Properly complete a disbursement form and submit it to the Service Center.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value either:

(1) As of the next valuation after we receive a request for withdrawal in good order at our Service Center; or

(2) On such later date as specified on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

REINVESTMENT PRIVILEGE. The contracts allow a one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Seek competent advice regarding the tax consequences associated with reinvestment.

WITHDRAWAL RESTRICTIONS. Some plans may have other limits on withdrawals, other than or in addition to those listed below.


-- Section 403(b)(11) of the Tax Code prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59 1/2, separation from service, or financial hardship, of the following: (1) Salary reduction contributions made after December 31, 1988 and; (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988 (these amounts are not available for hardship withdrawals).


-- The contract may require that the contract holder certify that you are eligible for the distribution.

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
If available under your plan, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply. [END SIDE NOTE]

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------


AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what Systematic Distribution Options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or to change the terms for future elections.


Systematic Distribution Options currently available under the contract include the following:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account.

-- ECO--ESTATE CONSERVATION OPTION. Also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's minimum distribution requirement.
  Under ECO, the Company calculates the minimum distribution amount required by law at age 70 1/2 (for certain plans, 70 1/2 or retirement, if later) and pays you that amount once a year.

-- OTHER SYSTEMATIC DISTRIBUTION OPTIONS may be available from time to time.
   Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company's Service Center.

ELECTING A SYSTEMATIC DISTRIBUTION OPTION. The contract holder, or you if permitted by the plan, makes the election of a Systematic Distribution Option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once you elect a Systematic Distribution Option, you may revoke it at any time through a written request to our Service Center. Once revoked, an option may not be elected again, nor may any other Systematic Distribution Option be elected, unless the Tax Code permits it.

TAX CONSEQUENCES. Withdrawals received through these options and revocations of elections may have tax consequences. See "Taxation."

[SIDE NOTE]
DURING THE INCOME PHASE
This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase." [END SIDE NOTE]

DEATH BENEFIT
----------------------------------------------

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).

-- Under contracts issued in connection with most types of plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).


-- Under contracts issued in connection with voluntary 403(b) plans or other individual contracts, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.


DURING THE ACCUMULATION PHASE

PAYMENT PROCESS

1. Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.

2. The payment request should include selection of a benefit payment option.

3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our Service Center, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

BENEFIT PAYMENT OPTIONS. The following payment options are available, if allowed by the Tax Code:

-- Lump-sum payment;

-- Payment under an available income phase payment option (see "Income
   Phase--Payment Options"); and

-- If the contract beneficiary or plan beneficiary is your spouse, payment under an available Systematic Distribution Option (not available under all plans).


The account value may also be invested in the contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.


DEATH BENEFIT CALCULATION. The death benefit will be based on your account value. The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law.

The contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. The guaranteed death benefit is the greater of:

(a) Your account value on the day that notice of death and request for payment are received in good order at our Service Center; or

(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

THE INCOME PHASE
----------------------------------------------

During the income phase you receive payments from your accumulated account value.

INITIATING INCOME PHASE PAYMENTS. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

-- Start date;

-- Income phase payment option (see the income phase payment options table in this section);

-- Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed or variable income phase payments;

-- Selection of an assumed net investment rate (only if variable income phase payments are elected); and

-- Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS INCOME PHASE PAYMENT AMOUNTS? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

FIXED INCOME PHASE PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payments will remain the same over time.

VARIABLE INCOME PHASE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. Some contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

INCOME PHASE PAYMENTS FROM FIXED PLUS ACCOUNT VALUES. If a nonlifetime income phase payment option is selected, payment of amounts held in the Fixed Plus Account during the accumulation phase may only be made on a fixed basis.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview--Questions."

SELECTING AN INCREASING PAYMENT. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial income phase payment will be, while future payments will increase each year at a greater rate.

Generally, this feature is not available with cash refund payment options and nonlifetime options.

CHARGES DEDUCTED

-- If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from any amounts held in the subaccounts. If you choose variable income phase payments and a nonlifetime income phase option, we still make this deduction from the subaccounts selected, even though we no longer assume any mortality risk for you. The maximum mortality and expense risk charge during the income phase is 1.25% on an annual basis of your account value invested in the subaccount. Under some contracts, we may reduce this fee based on certain factors. See "Fees--Mortality and Expense Risk Charge."

-- We may also deduct a daily administrative charge from amounts held in the subaccounts. We are not currently deducting this charge, but reserve the right to do so in the future. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

REQUIRED MINIMUM PAYMENT AMOUNTS. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at our Service Center.

TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

INCOME PHASE PAYMENT OPTIONS

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.
                     LIFETIME INCOME PHASE PAYMENT OPTIONS

                           LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made should the
     Life Income           annuitant die prior to the second payment's due date.
                           DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
                           LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
     Life Income--         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
     Guaranteed            dies before we have made all the guaranteed payments, we
     Payments              will pay the beneficiary a lump sum (unless otherwise
                           requested) equal to the present value of the remaining
                           guaranteed payments.
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
                           It is possible that only one payment will be made should
                           both annuitants die before the second payment's due date.
                           CONTINUING PAYMENTS:
                           (a) When you select this option you choose for 100%, 66 2/3%
     Life Income--Two      or 50% of the payment to continue
     Lives                    to the surviving annuitant after the first death; or
                           (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                           DEATH BENEFIT--NONE: All payments end after the death of
                           both annuitants.
                           LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
     Life Income--         CONTINUING PAYMENTS: 100% of the payment to continue to the
     Two Lives--           surviving annuitant after the first death.
     Guaranteed            DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
     Payments              annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless
                           otherwise requested) equal to the present value of the
                           remaining guaranteed payments.
                           LENGTH OF PAYMENTS: For as long as the annuitant lives.
     Life Income--         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the
     Cash Refund           annuitant's death, we will pay a lump- sum payment equal to
     Option (fixed         the amount originally applied to the payment option (less
     payment only)         any premium tax) and less the total amount of fixed income phase payments paid.
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
                           CONTINUING PAYMENT: 100% of the payment to continue after
     Life Income--         the first death.
     Two Lives--           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both
     Cash Refund           annuitants die, we will pay a lump-sum payment equal to the
     Option (fixed         amount applied to the income phase payment option (less any
     payment only)         premium tax) and less the total amount of fixed income phase payments paid.
                         NONLIFETIME INCOME PHASE PAYMENT OPTIONS
                           LENGTH OF PAYMENTS: Payments will continue for the number of years you choose, based on what is available under the
                           contract. For amounts held in the Fixed Plus Account during the accumulation phase, the income phase payment must be on a fixed basis. In certain cases a lump-sum payment may be
     Nonlifetime--         requested at any time (see below).
     Guaranteed            DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
     Payments              dies before we make all the guaranteed payments, any
                           remaining guaranteed payments will continue to the
                           beneficiary unless the beneficiary elects to receive the
                           present value of the remaining guaranteed payments in a lump sum.
     LUMP-SUM PAYMENT: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Service Center.
     CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3 1/2% or 5% assumed net investment rate for variable payments).

[SIDE NOTE]
IN THIS SECTION
I.  INTRODUCTION
   II.  YOUR RETIREMENT PLAN
   III. WITHDRAWALS AND OTHER DISTRIBUTIONS
        - Taxation of Distributions
        - Taxation of Death Benefits
        - 10% Penalty Tax
        - Withholding for Federal Income Tax Liability
   IV.  MINIMUM DISTRIBUTION REQUIREMENTS
        - 50% Excise Tax
   V.  RULES SPECIFIC TO CERTAIN PLANS
        - 403(b) Plans
        - 401(a) Plans
   VI.  TAXATION OF THE COMPANY
When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
[END SIDE NOTE]

TAXATION
----------------------------------------------

I. INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:
-- Your tax position (or the tax position of the beneficiary, as applicable)
   determines federal taxation of amounts held or paid out under the contract. -- Tax laws change. It is possible that a change in the future could affect contracts issued in the past.
-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.
-- We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.


 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service (IRS).


II. YOUR RETIREMENT PLAN

The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the Tax Code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your plan.

PLAN TYPES. The contract is designed for use with retirement plans that qualify under Tax Code sections 401(a) or 403(b). The contract provides the investment options, payout options, and other features described in this prospectus, but does not provide tax benefits beyond those provided by the Plan. You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code sections 401(a) or 403(b) also generally defer payment of taxes on earnings until they are withdrawn. (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

THE CONTRACT AND RETIREMENT PLANS. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

III. WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers and any death benefit.

We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

All distributions from 401(a) and 403(b) plans are taxed as received unless:

-- The distribution is rolled over to another plan of the same type or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

-- You made after-tax contributions to the plan. In this case, depending on the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

TAXATION OF DEATH BENEFITS

In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a) or 403(b) plan, unless certain exceptions, including one or more of the following have occurred:

(a)  You have attained age 59 1/2;

(b)  You have become disabled, as defined in the Tax Code;

(c)  You have died;

(d) You have separated from service with the plan sponsor at or after age 55;

(e) The distribution amount is rolled over into another plan of the same type or to an IRA in accordance with the terms of the Tax Code;

(f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary, and you have separated from service with the plan sponsor; or

(g)  The distribution is made due to an IRS levy upon your account.

In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

Generally, under these plans you or a beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

NON-RESIDENT ALIENS. If you or a beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

IV. MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   and

-- Distribution amounts.


THE RULES ARE COMPLEX AND YOU AND ANY BENEFICIARY SHOULD CONSULT WITH A TAX ADVISER BEFORE ELECTING THE METHOD OF CALCULATION TO SATISFY THE MINIMUM DISTRIBUTION REQUIREMENTS. THE RULES ARE SUBJECT TO CHANGE AS A RESULT OF NEW REGULATIONS PROPOSED BY THE IRS ON JANUARY 17, 2001.


START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

-- You are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age
   70 1/2; or

-- Under 403(b) plans, if the Company maintains records of amounts held as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TIME PERIOD. We must pay out distributions from the contract over one of the following time periods:

-- Over your life or the joint lives of you and your beneficiary; or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFITS. Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract; or

-- Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, depending upon:

-- Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary; and

-- Whether life expectancy was recalculated.


THE RULES ARE COMPLEX AND ANY BENEFICIARY SHOULD CONSULT WITH A TAX ADVISER BEFORE ELECTING THE METHOD OF CALCULATION TO SATISFY THE MINIMUM DISTRIBUTION REQUIREMENTS. THE RULES ARE SUBJECT TO CHANGE AS A RESULT OF NEW REGULATIONS PROPOSED BY THE IRS ON JANUARY 17, 2001.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2001, your entire balance must be distributed to the beneficiary by December 31, 2006. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:


-- Over the life of the beneficiary; or

-- Over a period not extending beyond the life expectancy of the beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death;
   or

-- December 31 of the calendar year in which you would have attained age 70 1/2.

V. RULES SPECIFIC TO CERTAIN PLANS

403(B) PLANS


In addition to being offered as an investment option under the contract, shares of DEM-Registered Trademark- Equity Fund Institutional Shares are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Section 403(b), a contract must be considered an "annuity". In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an "annuity" for tax purposes under Section 403(b), notwithstanding that contract premiums are invested at the contract holder's direction in publicly available securities. This treatment will be available provided no additional federal tax liability would have been incurred if the contribution were paid into a trust or a custodial account in an arrangement that satisfied the requirements of
Section 401(a) or 403 (b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in a publicly available security. However the exact nature of the requirements of Revenue Procedures 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in the Fund that is offered for sale to the general public. See "Additional Risks of Investing in the Funds."


Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p) or to the Company as collateral for a loan.

EXCLUSIONS FROM GROSS INCOME. In order to be excludable from gross income, total annual contributions made by you and your employer cannot exceed the lesser of the following limits set by the Tax Code.


-- The first limit, under Tax Code section 415, is generally the lesser of 25% of your compensation or $35,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after

   December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

-- The second limit, which is the exclusion allowance under Tax Code section 403(b), is usually calculated according to a formula that takes into account your length of employment, any pretax contributions you and your employer have already made under the plan, and any pretax contributions to certain other retirement plans.

These two limits apply to your contributions as well as to any contributions made by your employer on your behalf.

-- An additional limit specifically limits your salary reduction contributions to generally no more than $10,500 annually (subject to indexing). Your own limit may be higher or lower, depending upon certain conditions.

Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

RESTRICTIONS ON DISTRIBUTIONS. Tax Code section 403(b)(11) restricts the distribution under Section 403(b) contracts of:

-- Salary reduction contributions made after December 31, 1988;

-- Earnings on those contributions; and

-- Earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

TRANSFERS FROM 403(B)(7) CUSTODIAL ACCOUNTS.  If, pursuant to Revenue
Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

TAXATION OF GAINS PRIOR TO DISTRIBUTION. Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

However, the IRS has stated in published rulings that a variable contract owner, including participants under Tax Code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

401(a) PLANS

Tax Code section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

ASSIGNMENT OR TRANSFER OF CONTRACTS. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or to the Company as collateral for a loan.


EXCLUSION FROM GROSS INCOME. The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with Tax Code section
415. This limit is generally the lesser of 25% of your compensation or $35,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. Your own limits may be higher or lower, depending on certain conditions. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.


VI. TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account I is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

Aetna Insurance Company of America (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.


We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida in 2000. We are an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management.


We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:
            5100 West Lemon Street
            Suite 213
            Tampa, Florida 33609

VARIABLE ANNUITY ACCOUNT I

We established Variable Annuity Account I (the "separate account") in 1994 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- Standardized average annual total returns; and

-- Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

We include all recurring charges during each period (e.g., mortality and expense risk charges and administrative expense charges (if any)).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except non-standardized returns may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date the fund was added to the separate account.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b) or 401(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

-- During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION


The Company's affiliate, Aetna Investment Services, LLC (AIS), serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.



The contracts are offered to the public by individuals who are registered representatives of AIS or other broker-dealers which have entered into a selling arrangement with AIS. We refer to AIS and the other broker-dealers selling the contracts as "distributors".



All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 7% of the first year of payments to an account. Renewal commissions may also be paid on payments made after the first year and, under group contracts, asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, the Company may provide additional compensation to its supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.



The distributor may be reimbursed for certain expenses. The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us or our affiliates and are not deducted from payments to your account.



THIRD PARTY COMPENSATION ARRANGEMENTS.  Occasionally:



-- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or



-- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.



In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.


CONTRACT MODIFICATION

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

In addition, we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

LEGAL MATTERS AND PROCEEDINGS


We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.


PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;

(b) When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets; or

(c) During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

TRANSFER OF OWNERSHIP; ASSIGNMENT

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

ACCOUNT TERMINATION

Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $3,500 and this value is not due to negative investment performance. We will notify you or the contract holder 90 days prior to terminating the account.

INTENT TO CONFIRM QUARTERLY

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

 General Information and History
 Variable Annuity Account I
 Offering and Purchase of Contracts
 Performance Data
    General
    Average Annual Total Return Quotations
 Income Phase Payments
 Sales Material and Advertising
 Independent Auditors
 Financial Statements of the Separate Account
 Financial Statements of the Company

                                   APPENDIX I
                               FIXED PLUS ACCOUNT
------------------------------------------------------------------

The Fixed Plus Account is an investment option available during the accumulation phase.

Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

CERTAIN RESTRICTIONS. We reserve the right to limit investment in or transfers to the Fixed Plus Account. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.


INTEREST RATES. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.



Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.


REQUESTS FOR PARTIAL WITHDRAWALS. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our Service Center. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

WAIVER OF PARTIAL WITHDRAWAL LIMITS. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and the Fixed Plus Account in which the account was invested.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.


REQUESTS FOR FULL WITHDRAWALS. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:


-- One-fifth of the Fixed Plus Account value on the day the request is received in good order, reduced by any Fixed Plus Account withdrawals, transfers or amounts used to fund income phase payments made during the prior 12 months;

-- One-fourth of the remaining Fixed Plus Account value 12 months later;

-- One-third of the remaining Fixed Plus Account value 12 months later;

-- One-half of the remaining Fixed Plus Account value 12 months later; and

-- The balance of the Fixed Plus Account value 12 months later.


Once we receive a request for a full withdrawal, no further withdrawals or transfers will be permitted from the Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.


WAIVER OF FULL WITHDRAWAL PROVISIONS. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

(a)  Due to your death during the accumulation phase; or

(b) Due to the election of an income phase payment option; or

(c) When the Fixed Plus Account value is $3,500 or less and no withdrawals, transfers or elections of income phase payment options have been made from the account within the prior 12 months.

Additionally, we will waive the five-payment full withdrawal provision due to one or more of the following:

1. Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:

-- The hardship is certified by the employer;

-- The amount is paid directly to you; and

-- The amount paid for all withdrawals due to hardship during the previous
   12-month period does not exceed 10% of the average value of your account(s) and all other accounts under the relevant contract during that same period.

2. Due to your separation from service with the employer, provided that all the following apply:

-- The withdrawal is due to your separation from service with your employer;

-- The employer certifies that you have separated from service;

-- The amount withdrawn is paid directly to you; and

-- The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

3. If we terminate your account based on our right to do so for accounts below $3,500.

4. Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

CHARGES. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

TRANSFERS. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our Service Center. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less.

INCOME PHASE. Amounts accumulating under the Fixed Plus Account can be transferred to subaccounts to fund lifetime variable payments during the income phase. The contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments. Availability of subaccounts may vary during the income phase.

                                  APPENDIX II
                   EMPLOYEE APPOINTMENT OF EMPLOYER AS AGENT
                           UNDER AN ANNUITY CONTRACT
            FOR PLANS UNDER SECTION 403(B) OR 401(A) OF THE TAX CODE
                    (EXCEPT VOLUNTARY SECTION 403(B) PLANS)
------------------------------------------------------------------

My employer has adopted a plan under Internal Revenue Tax Code Sections 403(b) or 401(a) ("Plan") and has purchased an Aetna Insurance Company of America ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by me through salary reduction to an Employee Account, and by my employer to an Employer Account.

By electing to participate in my employer's Plan, I voluntarily appoint my employer, who is the Contract Holder, as my agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a Participant in the Plan, I understand and agree to the following terms and conditions:

-- I own the value of my Employee Account subject to the restrictions of Sections 403(b) or 401(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b) or 401(a), I have ownership in the value of my Employer Account.

-- I understand that the Company will process transactions only with my employer's written direction to the Company. I agree to be bound by my employer's interpretation of the Plan provisions and its written direction to the Company.

-- My employer may permit me to make investment selections under the Employee
   Account and/or the Employer Account directly with the Company under the terms of the Contract. Without my employer's written permission, I will be unable to make any investment selections under the Contract.

-- In the event of my death, my employer is the named Beneficiary under the terms of the Contract. I have the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with my employer. It is my employer's responsibility to direct the Company to properly pay any death benefits.

                                  APPENDIX III
                               FUND DESCRIPTIONS
------------------------------------------------------------------


THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940.


-- AETNA BALANCED VP, INC. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

-- AETNA INCOME SHARES D/B/A AETNA BOND VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

-- AETNA VARIABLE FUND D/B/A AETNA GROWTH AND INCOME VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

-- AETNA VARIABLE ENCORE FUND D/B/A AETNA MONEY MARKET VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.(1)


-- AETNA GENERATION PORTFOLIOS, INC.--AETNA ASCENT VP seeks to provide capital appreciation.(1)



-- AETNA GENERATION PORTFOLIOS, INC.--AETNA CROSSROADS VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).(1)



-- AETNA GENERATION PORTFOLIOS, INC.--AETNA LEGACY VP seeks to provide total return consistent with preservation of capital.(1)


-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA GROWTH VP seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS LARGE CAP VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS MID CAP VP seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.(1)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS SMALL CAP VP seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.(1)


-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INTERNATIONAL VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The fund will not target any given level of current income.(1)


-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA SMALL COMPANY VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA TECHNOLOGY VP seeks long-term capital appreciation.(1)(a)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA VALUE OPPORTUNITY VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.(1)


-- AIM V.I. CAPITAL APPRECIATION FUND seeks growth of capital.(2)



-- AIM V.I. GROWTH FUND seeks growth of capital.(2)


-- AIM V.I. GROWTH AND INCOME FUND seeks growth of capital with a secondary objective of current income.(2)


-- AIM V.I. VALUE FUND seeks to achieve long-term growth of capital with a secondary objective of income.(2)

-- CALVERT SOCIAL BALANCED PORTFOLIO seeks to achieve a competitive total return through an actively managed NON-DIVERSIFIED portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria for the Portfolio.(3)(a)



-- DEM-REGISTERED TRADEMARK- EQUITY FUND is a NONDIVERSIFIED fund that seeks to provide aggressive long-term growth through capital appreciation.(4)



-- FIDELITY VARIABLE INSURANCE PRODUCTS--EQUITY-INCOME PORTFOLIO seeks reasonable income. Also considers the potential for capital appreciation. Seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index.(5)(a)



-- FIDELITY VARIABLE INSURANCE PRODUCTS--GROWTH PORTFOLIO seeks to achieve capital appreciation. (5)(a)



-- FIDELITY VARIABLE INSURANCE PRODUCTS--OVERSEAS PORTFOLIO seeks long-term growth of capital.(5)(b)



-- FIDELITY VARIABLE INSURANCE PRODUCTS II--CONTRAFUND-REGISTERED TRADEMARK-
   PORTFOLIO seeks long-term capital appreciation.(5)(c)



-- JANUS ASPEN SERIES--AGGRESSIVE GROWTH PORTFOLIO is a nondiversified portfolio that seeks long-term growth of capital.(6)



-- JANUS ASPEN SERIES--BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.(6)



-- JANUS ASPEN SERIES--FLEXIBLE INCOME PORTFOLIO seeks to obtain maximum total return, consistent with the preservation of capital.(7)



-- JANUS ASPEN SERIES--GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.(6)



-- JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.(6)


-- OPPENHEIMER GLOBAL SECURITIES FUND/VA seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations that are considered to have appreciation possibilities.(7)


-- OPPENHEIMER STRATEGIC BOND FUND/VA seeks a high level of current income principally derived from interest on debt securities.(7)



-- PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO seeks capital appreciation.(8)(a)


-- PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO seeks long-term growth of capital.(8)(a)

-- PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO seeks long-term growth of capital and future income.(8)(a)

-- PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.(8)(b)

-- PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO seeks long-term capital growth, and secondarily, increasing dividend income.(8)(c)

INVESTMENT ADVISER:


(1)  Investment Adviser: Aeltus Investment Management, Inc. (Aeltus)
     (a)  Subadviser: Elijah Asset Management, LLC (EAM)
(2)  Investment Adviser: A I M Advisors, Inc.
(3)  Investment Adviser: Calvert Asset Management Company, Inc.
     (a)  Subadviser: NCM Capital Management Group, Inc.
(4)  Investment Adviser: Chapman Capital Management, Inc.
(5)  Investment Adviser: Fidelity Management & Research Company
     (a)  Subadviser: FMR Co., Inc.
     (b) Subadvisers: Fidelity Management & Research (U.K.) Inc. Fidelity Management & Research (Far East) Inc.
        Fidelity International Investment Advisors
        Fidelity International Investment Advisors (U.K.) Limited Fidelity Investments Japan Limited
        FMR Co., Inc.
     (c) Subadvisers: Fidelity Management & Research (U.K.) Inc. Fidelity Management & Research (Far East) Inc.
       Fidelity Investments Japan Limited
       FMR Co., Inc.
(6)  Investment Adviser: Janus Capital Corporation
(7)  Investment Adviser: OppenheimerFunds, Inc.
(8)  Investment Adviser: Aetna Life Insurance and Annuity Company
     (a)  Subadviser: Massachusetts Financial Services Company
     (b)  Subadviser: Zurich Scudder Investments, Inc.
     (c)  Subadviser: T. Rowe Price Associates, Inc.

                                  APPENDIX IV
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2000, IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.



                                                          2000
                                                          ----
AETNA BALANCED VP, INC.
Value at beginning of period                              $10.164(1)
Value at end of period                                    $10.334
Units outstanding at end of period                          2,812
AETNA GROWTH VP
Value at beginning of period                              $11.173(2)
Value at end of period                                     $9.844
Units outstanding at end of period                         16,822
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                              $10.952(3)
Value at end of period                                     $9.676
Units outstanding at end of period                         12,812
AETNA INTERNATIONAL VP
Value at beginning of period                               $9.845(4)
Value at end of period                                     $9.606
Units outstanding at end of period                            155
AETNA SMALL COMPANY VP
Value at beginning of period                              $12.755(3)
Value at end of period                                    $11.894
Units outstanding at end of period                          2,007
AETNA TECHNOLOGY VP
Value at beginning of period                               $9.603(3)
Value at end of period                                     $5.841
Units outstanding at end of period                          3,299
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                              $10.549(1)
Value at end of period                                    $10.549
Units outstanding at end of period                             70
AIM V.I. GROWTH FUND
Value at beginning of period                              $11.179(3)
Value at end of period                                     $8.731
Units outstanding at end of period                         15,982
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                              $10.275(2)
Value at end of period                                     $9.582
Units outstanding at end of period                            148
AIM V.I. VALUE FUND
Value at beginning of period                              $10.792(3)
Value at end of period                                     $9.132
Units outstanding at end of period                            245
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                               $9.899(1)
Value at end of period                                     $9.861
Units outstanding at end of period                         21,539
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                              $13.282(3)
Value at end of period                                     $8.815
Units outstanding at end of period                         41,139
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                              $12.470(3)
Value at end of period                                    $10.267
Units outstanding at end of period                         16,082
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                              $13.043(3)
Value at end of period                                    $12.647
Units outstanding at end of period                          1,563
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                               $8.678(1)
Value at end of period                                     $8.678
Units outstanding at end of period                             85


----------------------------------


FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during December 2000.
(2)  Funds were first received in this option during October 2000.
(3)  Funds were first received in this option during September 2000.
(4)  Funds were first received in this option during November 2000.

                          FOR MASTER APPLICATIONS ONLY
------------------------------------------------------------------

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT I PROSPECTUS DATED MAY 1, 2001, AS WELL AS ALL CURRENT PROSPECTUSES FOR THE FUNDS AVAILABLE UNDER THE CONTRACTS.

____ PLEASE SEND AN ACCOUNT I STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.87131-01) DATED MAY 1, 2001.

--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------
                                      DATE

PRO.87131-01

                           VARIABLE ANNUITY ACCOUNT I
                                       OF
                       AETNA INSURANCE COMPANY OF AMERICA


              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001


                  RETIREMENT OPTIONS FOR EDUCATION INSTITUTIONS

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the "separate account") dated May 1, 2001.

A free prospectus is available upon request from the local Aetna Insurance Company of America office or by writing to or calling:


                          ING Aetna Financial Services
                                Annuity Services
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-1277
                                 1-800-262-3862


Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                                TABLE OF CONTENTS


                                                                      Page

General Information and History................................          2
Variable Annuity Account I.....................................          2
Offering and Purchase of Contracts.............................          3
Performance Data...............................................          3
      General..................................................          3
      Average Annual Total Return Quotations...................          3
Income Phase Payments..........................................          6
Sales Material and Advertising.................................          7
Independent Auditors...........................................          7
Financial Statements of the Separate Account...................        S-1
Financial Statements of Aetna Insurance Company of America.....        F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Insurance Company of America (the Company, we, us) issues the contracts described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the laws of the State of Florida on January 5, 2000. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Our sales office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. We are engaged in the business of issuing life insurance and annuities. Our executive offices are located at 5100 West Lemon Street, Suite 213, Tampa, Florida 33609.


Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%. The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts. The funds currently available under the contracts are as follows:

AETNA ASCENT VP                                             DEM-Registered Trademark- EQUITY FUND (INSTITUTIONAL SHARES)*
AETNA BALANCED VP, INC.                                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) EQUITY-INCOME
Aetna Income Shares d/b/a AETNA BOND VP                       PORTFOLIO
AETNA CROSSROADS VP                                         FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) GROWTH PORTFOLIO
AETNA GROWTH VP                                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) OVERSEAS PORTFOLIO
Aetna Variable Fund d/b/a AETNA GROWTH AND INCOME VP        FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
AETNA INDEX PLUS LARGE CAP VP                                 CONTRAFUND-Registered Trademark- PORTFOLIO
AETNA INDEX PLUS MID CAP VP                                 JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
AETNA INDEX PLUS SMALL CAP VP                               JANUS ASPEN BALANCED PORTFOLIO
AETNA INTERNATIONAL VP                                      JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
AETNA LEGACY VP                                             JANUS ASPEN GROWTH PORTFOLIO
Aetna Variable Encore Fund d/b/a AETNA MONEY MARKET VP      JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
AETNA SMALL COMPANY VP                                      OPPENHEIMER GLOBAL SECURITIES FUND/VA
AETNA TECHNOLOGY VP                                         OPPENHEIMER STRATEGIC BOND FUND/VA
AETNA VALUE OPPORTUNITY VP                                  PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES
AIM V.I. CAPITAL APPRECIATION FUND                            PORTFOLIO
AIM V.I. GROWTH FUND                                        PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO
AIM V.I. GROWTH AND INCOME FUND                             PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO
AIM V.I. VALUE FUND                                         PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH
CALVERT SOCIAL BALANCED PORTFOLIO                             PORTFOLIO
                                                            PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO


* This fund is available to the general public.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company's affiliate, Aetna Investment Services, LLC (AIS) serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of AIS or of other registered broker-dealers who have entered into sales arrangements with AIS. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."

                               PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized total return"), as well as "non-standardized total returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contracts during each period. These charges will be deducted on a pro rata basis in the case of fractional periods.

The non-standardized figures will be calculated in a similar manner, except that they may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date the fund was added to the separate account.

Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.


AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED The tables below show the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2000 for the subaccounts under the contract. Both sets of returns below reflect a mortality and expense risk charge of 1.00% annually.



For the subaccounts funded by the Portfolio Partners, Inc. (PPI) portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the PPI portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the PPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

                                                                                                 DATE
                                                                                             CONTRIBUTIONS
                                                                         STANDARDIZED       FIRST RECEIVED
                                                                                               UNDER THE
                                                                                           SEPARATE ACCOUNT
                                                                                   SINCE
                          SUBACCOUNT                                 1 YEAR     INCEPTION*
Aetna Ascent VP                                                      (1.65%)      10.67%       07/31/1996
Aetna Balanced VP, Inc.                                              (1.55%)      12.08%       02/29/1996
Aetna Bond VP                                                         8.56%        4.62%       01/31/1996
Aetna Crossroads VP                                                  (0.58%)       9.14%       07/31/1996
Aetna Growth VP                                                     (12.83%)      19.45%       05/30/1997
Aetna Growth and Income VP                                          (11.85%)      12.47%       01/31/1996
Aetna Index Plus Large Cap VP                                       (10.30%)      18.03%       10/31/1996
Aetna International VP                                              (21.12%)       5.02%       05/05/1998
Aetna Legacy VP                                                       3.77%        8.05%       05/31/1996
Aetna Money Market VP(1)                                              5.33%        4.50%       02/29/1996
Aetna Small Company VP                                                5.67%       15.09%       05/30/1997
Aetna Technology VP                                                              (35.87%)      05/09/2000
Aetna Value Opportunity VP                                            9.11%       19.47%       05/30/1997
AIM V.I. Growth Fund                                                             (21.90%)      09/27/2000
AIM V.I. Value Fund                                                              (15.38%)      09/14/2000
Calvert Social Balanced Portfolio                                    (4.09%)       7.32%       11/28/1997
Fidelity VIP Equity-Income Portfolio                                  7.35%       11.97%       01/31/1996
Fidelity VIP Growth Portfolio                                       (11.86%)      18.11%       01/31/1996
Fidelity VIP Overseas Portfolio                                     (19.91%)       9.06%       03/29/1996
Fidelity VIP II Contrafund-Registered Trademark- Portfolio           (7.55%)      16.57%       03/29/1996
Janus Aspen Aggressive Growth Portfolio                             (32.50%)      17.87%       03/29/1996
Janus Aspen Balanced Portfolio                                       (3.20%)      17.63%       03/29/1996
Janus Aspen Flexible Income Portfolio                                 5.20%        7.07%       04/30/1996
Janus Aspen Growth Portfolio                                        (15.40%)      17.29%       03/29/1996
Janus Aspen Worldwide Growth Portfolio                              (16.51%)      21.49%       01/31/1996
Oppenheimer Global Securities Fund/VA                                 4.05%       21.31%       05/30/1997
Oppenheimer Strategic Bond Fund/VA                                   (1.62%)       3.02%       05/30/1997
PPI MFS Capital Opportunities Portfolio                              (6.65%)      19.87%       11/28/1997
PPI MFS Emerging Equities Portfolio                                 (29.49%)       9.82%       11/28/1997
Alger American Small Cap/PPI MFS Emerging Equities(2)               (29.49%)       8.66%       01/31/1996
PPI MFS Research Growth Portfolio                                    (5.43%)      11.17%       11/28/1997
American Century VP Capital Appreciation/PPI MFS Research Growth(2)  (5.43%)       5.53%       03/30/1996
PPI Scudder International Growth Portfolio                          (20.39%)      13.80%       11/28/1997
PPI T. Rowe Price Growth Equity Portfolio                            (1.03%)      15.13%       11/28/1997
Alger American Growth/PPI T. Rowe Price Growth Equity(2)             (1.03%)      16.20%       01/31/1996


Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.


(1) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 5.36%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.


(2) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

                                                                                                                             FUND
                                                                                 NON-STANDARDIZED                         INCEPTION
                                                                                                                             DATE
                            SUBACCOUNT                         1 YEAR      3 YEARS    5 YEARS    10 YEARS    INCEPTION
Aetna Ascent VP                                                (1.65%)      4.77%      10.80%                  11.70%     07/05/1995
Aetna Balanced VP, Inc.(1)                                     (1.55%)      8.64%      12.13%     11.46%
Aetna Bond VP(1)                                                8.56%       4.53%       4.67%      6.70%
Aetna Crossroads VP                                            (0.58%)      4.39%       9.27%                  10.08%     07/05/1995
Aetna Growth VP                                               (12.83%)     16.67%                              20.43%     12/13/1996
Aetna Growth and Income VP(1)                                 (11.85%)      5.12%      12.98%     12.69%
Aetna Index Plus Large Cap VP                                 (10.30%)     12.88%                              18.68%     09/16/1996
Aetna Index Plus Mid Cap VP                                    18.73%      18.77%                              19.81%     12/16/1997
Aetna Index Plus Small Cap VP                                   8.73%       5.22%                               6.62%     12/19/1997
Aetna International VP                                        (21.12%)     11.65%                              12.52%     12/22/1997
Aetna Legacy VP                                                 3.77%       5.22%       8.35%                   9.05%     07/05/1995
Aetna Money Market VP(1)(2)                                     5.33%       4.59%       4.50%      4.08%
Aetna Small Company VP                                          5.67%      11.07%                              16.52%     12/27/1996
Aetna Technology VP                                                                                           (41.59%)    05/01/2000
Aetna Value Opportunity VP                                      9.11%      16.11%                              21.57%     12/13/1996
AIM V.I. Capital Appreciation Fund                            (11.79%)     14.27%      14.31%                  16.22%     05/05/1993
AIM V.I. Growth Fund                                          (21.28%)     11.87%      15.51%                  14.99%     05/05/1993
AIM V.I. Growth and Income Fund                               (15.40%)     12.44%      16.03%                  16.50%     05/02/1994
AIM V.I. Value Fund                                           (15.49%)     12.53%      14.73%                  16.17%     05/05/1993
Calvert Social Balanced Portfolio(1)                           (4.09%)      7.05%      10.21%     10.14%
DEM-Registered Trademark- Equity Fund                         (29.97%)                                         15.93%     04/08/1998
Fidelity VIP Equity-Income Portfolio(1)                         7.35%       7.69%      12.38%     16.19%
Fidelity VIP Growth Portfolio(1)                              (11.86%)     18.32%      18.12%     18.85%
Fidelity VIP Overseas Portfolio(1)                            (19.91%)      8.08%       9.33%      8.19%
Fidelity VIP II Contrafund-Registered Trademark- Portfolio     (7.55%)     13.54%      16.64%                  20.04%     01/03/1995
Janus Aspen Aggressive Growth Portfolio                       (32.50%)     26.05%      19.01%                  21.27%     09/13/1993
Janus Aspen Balanced Portfolio                                 (3.20%)     17.33%      17.56%                  16.04%     09/13/1993
Janus Aspen Flexible Income Portfolio                           5.20%       4.56%       6.46%                   7.12%     09/13/1993
Janus Aspen Growth Portfolio                                  (15.40%)     17.44%      18.21%                  16.89%     09/13/1993
Janus Aspen Worldwide Growth Portfolio                        (16.51%)     20.17%      21.80%                  21.07%     09/13/1993
Oppenheimer Global Securities Fund/VA(1)                        4.05%      22.64%      21.13%     14.61%
Oppenheimer Strategic Bond Fund/VA                             (1.62%)      1.77%       4.71%                   4.66%     05/03/1993
PPI MFS Capital Opportunities Portfolio                        (6.65%)     19.94%                              19.82%     11/28/1997
PPI MFS Emerging Equities Portfolio                           (29.49%)     10.58%                               9.82%     11/28/1997
Alger American Small Cap/PPI MFS Emerging Equities(3)         (29.49%)     10.58%       8.57%     13.86%
PPI MFS Research Growth Portfolio                              (5.43%)     12.25%                              11.17%     11/28/1997
American Century VP Capital Appreciation/PPI MFS Research
  Growth(3)                                                    (5.43%)     12.25%       5.18%      9.38%
PPI Scudder International Growth Portfolio                    (20.39%)     13.76%                              13.88%     11/28/1997
PPI T. Rowe Price Growth Equity Portfolio                      (1.03%)     14.84%                              15.09%     11/28/1997
Alger American Growth/PPI T. Rowe Price Growth Equity(3)       (1.03%)     14.84%      16.63%     18.57%


Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**  Reflects performance from the fund's inception date.

(1) These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 5.36%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.


(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, the variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where
(a) is the amount of the first payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit for the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be
20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second payment is due. The second monthly payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the assets classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103, are the independent auditors for the separate account and for the Company for the year ended December 31,2000. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements and the review of filings made with the SEC.

SAI.87131-01                                                 AICA Ed. May 2001

                              FINANCIAL STATEMENTS
                           VARIABLE ANNUITY ACCOUNT I
                                     INDEX

                                                    Page
                                                    ----
Statement of Assets and Liabilities...............  S-2

Statement of Operations...........................  S-7

Statements of Changes in Net Assets...............  S-7

Condensed Financial Information...................  S-8

Notes to Financial Statements.....................  S-12

Independent Auditors' Report......................  S-30

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000
ASSETS:
Investments, at net asset value: (Note 1)

                                                                       Net
                                        Shares          Cost        Assets
                                        ------          ----        ------
  Aetna Ascent VP                       90,018  $  1,313,430  $  1,318,769
  Aetna Balanced VP, Inc.              592,713     8,849,325     7,942,351
  Aetna Bond VP                        557,718     7,056,737     7,032,827
  Aetna Crossroads VP                   58,965       797,202       800,740
  Aetna Growth and Income VP           994,798    26,843,347    23,994,516
  Aetna Growth VP                      457,745     7,692,708     6,861,594
  Aetna Index Plus Large Cap VP        719,394    13,507,589    12,035,455
  Aetna International VP                65,065       817,649       676,029
  Aetna Legacy VP                      123,133     1,556,593     1,581,031
  Aetna Money Market VP              2,134,082    28,887,277    29,041,019
  Aetna Small Company VP               489,628     7,981,529     8,152,300
  Aetna Technology VP                   40,464       321,381       237,928
  Aetna Value Opportunity VP           444,575     6,720,502     6,819,785
  AIM V.I. Funds:
    Capital Appreciation Fund               24           738           738
    Growth and Income Fund                  54         1,455         1,422
    Growth Fund                          5,622       141,289       139,540
    Value Fund                              82         2,281         2,234
  Alger American Funds:
    Balanced Portfolio                 111,662     1,587,593     1,537,588
    Income and Growth Portfolio        325,379     4,457,610     4,314,521
    Leveraged AllCap Portfolio          98,027     4,512,776     3,803,432
  American Century Investments:
    Balanced Fund                       52,677       389,280       382,959
    International Fund                 184,003     1,873,155     1,882,355
  Calvert Social Balanced Portfolio    109,703       238,732       219,625
  Federated Insurance Series:
    American Leaders Fund II         6,569,013   115,445,422   134,796,147
    Equity Income Fund II            1,973,291    26,087,276    28,257,521
    Growth Strategies Fund II        2,040,946    36,314,926    47,247,905
    High Income Bond Fund II         2,362,702    24,093,562    19,988,456
    International Equity Fund II     1,878,884    27,809,827    34,740,558
    Prime Money Fund II              4,158,587     4,158,587     4,158,587
    U.S. Government Securities Fund
      II                               468,759     5,050,474     5,207,916
    Utility Fund II                  1,613,866    20,443,395    20,076,496
  Fidelity Investments Variable
    Insurance Product Fund:
    Equity-Income Portfolio          1,921,400    45,846,626    49,034,119
    Growth Portfolio                   909,886    43,271,172    39,716,502
    High Income Portfolio            1,307,277    12,024,134    10,693,525
    Overseas Portfolio                 208,519     4,305,558     4,168,293
  Fidelity Investments Variable
    Insurance Product Fund II:
    Asset Manager Portfolio            417,008     6,773,043     6,672,122
    Contrafund Portfolio             1,635,823    39,375,575    38,834,432
    Index 500 Portfolio                295,143    45,736,993    44,132,683
    Investment Grade Bond Portfolio     76,511       928,078       963,273

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

                                                                       Net
                                        Shares          Cost        Assets
                                        ------          ----        ------
  Janus Aspen Series:
    Aggressive Growth Portfolio        713,367  $ 32,072,238  $ 25,895,213
    Balanced Portfolio                 955,589    23,420,715    23,239,919
    Flexible Income Portfolio          407,139     4,614,770     4,665,808
    Growth Portfolio                 1,171,242    34,866,159    31,014,492
    Worldwide Growth Portfolio       2,272,084    91,404,889    84,021,660
  Lexington Funds:
    Emerging Markets Fund               58,463       488,164       446,071
    Natural Resources Trust Fund        50,314       682,253       742,126
  MFS Funds:
    Global Government Series            65,057       634,190       651,221
    Total Return Series                856,903    15,723,735    16,786,736
  Oppenheimer Funds:
    Aggressive Growth Fund/VA          137,673    11,914,446     9,743,110
    Global Securities Fund/VA          207,272     6,174,808     6,286,564
    Main Street Growth & Income
      Fund/VA                          557,433    12,493,562    11,851,023
    Strategic Bond Fund/VA             741,862     3,456,373     3,479,334
  Portfolio Partners, Inc. (PPI):
    PPI MFS Capital Opportunities
      Portfolio                        263,776    12,680,553    11,714,301
    PPI MFS Emerging Equities
      Portfolio                        564,107    38,026,337    32,921,297
    PPI MFS Research Growth
      Portfolio                      1,483,111    21,134,240    19,399,098
    PPI Scudder International
      Growth Portfolio                  86,925     1,576,938     1,602,904
    PPI T. Rowe Price Growth Equity
      Portfolio                        552,263    34,397,605    33,378,798
                                                ------------  ------------
NET ASSETS                                      $928,976,801  $925,306,968
                                                ============  ============

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

NET ASSETS REPRESENTED BY:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
6)

Aetna Ascent VP
    Annuity contracts in accumulation.............  $  1,318,769
Aetna Balanced VP, Inc.
    Annuity contracts in accumulation.............     7,929,788
    Annuity contracts in payment period...........        12,563
Aetna Bond VP
    Annuity contracts in accumulation.............     6,978,392
    Annuity contracts in payment period...........        54,435
Aetna Crossroads VP
    Annuity contracts in accumulation.............       800,740
Aetna Growth and Income VP
    Annuity contracts in accumulation.............    23,792,130
    Annuity contracts in payment period...........       202,386
Aetna Growth VP
    Annuity contracts in accumulation.............     6,806,404
    Annuity contracts in payment period...........        55,190
Aetna Index Plus Large Cap VP
    Annuity contracts in accumulation.............    11,879,320
    Annuity contracts in payment period...........       156,135
Aetna International VP
    Annuity contracts in accumulation.............       676,029
Aetna Legacy VP
    Annuity contracts in accumulation.............     1,473,659
    Annuity contracts in payment period...........       107,372
Aetna Money Market VP
    Annuity contracts in accumulation.............    29,041,019
Aetna Small Company VP
    Annuity contracts in accumulation.............     7,811,759
    Annuity contracts in payment period...........       340,541
Aetna Technology VP
    Annuity contracts in accumulation.............       237,928
Aetna Value Opportunity VP
    Annuity contracts in accumulation.............     6,819,785
AIM V.I. Funds:
  Capital Appreciation Fund
    Annuity contracts in accumulation.............           738
  Growth and Income Fund
    Annuity contracts in accumulation.............         1,422
  Growth Fund
    Annuity contracts in accumulation.............       139,540
  Value Fund
    Annuity contracts in accumulation.............         2,234
Alger American Funds:
  Balanced Portfolio
    Annuity contracts in accumulation.............     1,537,588
  Income and Growth Portfolio
    Annuity contracts in accumulation.............     4,314,521

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

  Leveraged AllCap Portfolio
    Annuity contracts in accumulation.............  $  3,803,432
American Century Investments:
  Balanced Fund
    Annuity contracts in accumulation.............       382,959
  International Fund
    Annuity contracts in accumulation.............     1,882,355
Calvert Social Balanced Portfolio
    Annuity contracts in accumulation.............       219,625
Federated Insurance Series:
  American Leaders Fund II
    Annuity contracts in accumulation.............   134,492,475
    Annuity contracts in payment period...........       303,672
  Equity Income Fund II
    Annuity contracts in accumulation.............    28,140,360
    Annuity contracts in payment period...........       117,161
  Growth Strategies Fund II
    Annuity contracts in accumulation.............    47,247,905
  High Income Bond Fund II
    Annuity contracts in accumulation.............    19,977,718
    Annuity contracts in payment period...........        10,738
  International Equity Fund II
    Annuity contracts in accumulation.............    34,698,955
    Annuity contracts in payment period...........        41,603
  Prime Money Fund II
    Annuity contracts in accumulation.............     4,158,587
  U.S. Government Securities Fund II
    Annuity contracts in accumulation.............     5,207,916
  Utility Fund II
    Annuity contracts in accumulation.............    20,018,964
    Annuity contracts in payment period...........        57,532
Fidelity Investments Variable Insurance Product
  Fund:
  Equity-Income Portfolio
    Annuity contracts in accumulation.............    49,034,119
  Growth Portfolio
    Annuity contracts in accumulation.............    39,716,502
  High Income Portfolio
    Annuity contracts in accumulation.............    10,693,525
  Overseas Portfolio
    Annuity contracts in accumulation.............     4,168,293
Fidelity Investments Variable Insurance Product
  Fund II:
  Asset Manager Portfolio
    Annuity contracts in accumulation.............     6,672,122
  Contrafund Portfolio
    Annuity contracts in accumulation.............    38,834,432
  Index 500 Portfolio
    Annuity contracts in accumulation.............    44,132,683
  Investment Grade Bond Portfolio
    Annuity contracts in accumulation.............       963,273

VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

Janus Aspen Series:
  Aggressive Growth Portfolio
    Annuity contracts in accumulation.............  $ 25,895,213
  Balanced Portfolio
    Annuity contracts in accumulation.............    23,239,919
  Flexible Income Portfolio
    Annuity contracts in accumulation.............     4,665,808
  Growth Portfolio
    Annuity contracts in accumulation.............    30,862,182
    Annuity contracts in payment period...........       152,310
  Worldwide Growth Portfolio
    Annuity contracts in accumulation.............    83,851,167
    Annuity contracts in payment period...........       170,493
Lexington Funds:
  Emerging Markets Fund
    Annuity contracts in accumulation.............       446,071
  Natural Resources Trust Fund
    Annuity contracts in accumulation.............       742,126
MFS Funds:
  Global Government Series
    Annuity contracts in accumulation.............       651,221
  Total Return Series
    Annuity contracts in accumulation.............    16,786,736
Oppenheimer Funds:
  Aggressive Growth Fund/VA
    Annuity contracts in accumulation.............     9,743,110
  Global Securities Fund/VA
    Annuity contracts in accumulation.............     6,286,564
  Main Street Growth & Income Fund/VA
    Annuity contracts in accumulation.............    11,851,023
  Strategic Bond Fund/VA
    Annuity contracts in accumulation.............     3,479,334
Portfolio Partners, Inc. (PPI):
  PPI MFS Capital Opportunities Portfolio
    Annuity contracts in accumulation.............    11,650,204
    Annuity contracts in payment period...........        64,097
  PPI MFS Emerging Equities Portfolio
    Annuity contracts in accumulation.............    32,913,152
    Annuity contracts in payment period...........         8,145
  PPI MFS Research Growth Portfolio
    Annuity contracts in accumulation.............    19,399,098
  PPI Scudder International Growth Portfolio
    Annuity contracts in accumulation.............     1,578,267
    Annuity contracts in payment period...........        24,637
  PPI T. Rowe Price Growth Equity Portfolio
    Annuity contracts in accumulation.............    33,308,638
    Annuity contracts in payment period...........        70,160
                                                    ------------
                                                    $925,306,968
                                                    ============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT I

STATEMENT OF OPERATIONS

                                                        YEAR ENDED
                                                    DECEMBER 31, 2000
                                                    -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends.......................................   $    81,327,822
Expenses: (Notes 2 and 5)
  Valuation period deductions.....................       (14,764,116)
                                                     ---------------
Net investment income.............................   $    66,563,706
                                                     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments: (Notes 1, 4 and
  5)
  Proceeds from sales.............................   $ 1,360,050,242
  Cost of investments sold........................    (1,276,617,109)
                                                     ---------------
    Net realized gain on investments..............        83,433,133
                                                     ---------------
Net unrealized gain (loss) on investments: (Note
  5)
  Beginning of year...............................       256,846,161
  End of year.....................................        (3,669,833)
                                                     ---------------
    Net change in unrealized gain (loss) on
      investments.................................      (260,515,994)
                                                     ---------------
Net realized and unrealized loss on investments...      (177,082,861)
                                                     ---------------
Net decrease in net assets resulting from
  operations......................................   $  (110,519,155)
                                                     ===============

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                             YEAR ENDED DECEMBER 31,
                                               2000            1999
                                               ----            ----
FROM OPERATIONS:
Net investment income...................  $   66,563,706  $   35,268,552
Net realized gain on investments........      83,433,133      69,327,620
Net change in unrealized gain (loss) on
  investments...........................    (260,515,994)    127,840,291
                                          --------------  --------------
Net decrease in net assets resulting
  from operations ......................    (110,519,155)    232,436,463
                                          --------------  --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase
  payments..............................      10,489,343      20,077,461
Transfer from the Company for mortality
  guarantee adjustments.................         179,254         (11,560)
Transfers from the Company's other
  variable annuity accounts.............       4,427,094      25,886,558
Redemptions by contract holders.........     (87,822,341)    (61,593,899)
Annuity payments........................        (389,897)       (206,606)
Other...................................         502,034         347,722
                                          --------------  --------------
  Net decrease in net assets from unit
    transactions (Note 6)...............     (72,614,513)    (15,500,324)
                                          --------------  --------------
Change in net assets....................    (183,133,668)    216,936,139
NET ASSETS:
Beginning of year.......................   1,108,440,636     891,504,497
                                          --------------  --------------
End of year.............................  $  925,306,968  $1,108,440,636
                                          ==============  ==============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT I
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000

----------------------------------------------------------------------------------------------------------------------
                                 Value
                                Per Unit       Increase (Decrease)                     Units
                                --------           in Value of                      Outstanding          Reserves
                           Beginning  End of      Accumulation                        at End              at End
                            of Year    Year           Unit                            of Year             of Year
----------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:
AICA I                      $17.374   $17.018             (2.05%)                       66,806.0       $  1,136,904
AICA II                      11.359    11.143             (1.90%)                       16,321.0            181,865
----------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:
AICA I                       18.376    18.018             (1.95%)                      364,760.1          6,572,247
AICA II                      12.690    12.462             (1.80%)                      106,603.0          1,328,487
AICA III                     10.164    10.334              1.67%            (5)          2,811.5             29,054
Annuity contracts in
  payment period                                                                                             12,563
----------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:
AICA I                       11.689    12.637              8.11%                       422,109.3          5,334,195
AICA II                      10.396    11.256              8.27%                       146,072.9          1,644,197
Annuity contracts in
  payment period                                                                                             54,435
----------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:
AICA I                       15.949    15.792             (0.98%)                       39,049.5            616,670
AICA II                      11.177    11.084             (0.83%)                       16,606.8            184,070
----------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:
AICA I                       21.374    18.765            (12.21%)                    1,015,824.0         19,061,938
AICA II                      12.827    11.278            (12.08%)                      419,417.6          4,730,192
Annuity contracts in
  payment period                                                                                            202,386
----------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:
AICA I                       23.771    20.638            (13.18%)                      256,267.4          5,288,846
AICA II                      17.296    15.039            (13.05%)                       89,896.9          1,351,959
AICA III                     11.173     9.844            (11.89%)           (3)         16,822.3            165,599
Annuity contracts in
  payment period                                                                                             55,190
----------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:
AICA I                       22.923    20.478            (10.67%)                      445,664.6          9,126,319
AICA II                      15.387    13.766            (10.53%)                      190,980.3          2,629,035
AICA III                     10.952     9.676            (11.65%)           (2)         12,811.7            123,966
Annuity contracts in
  payment period                                                                                            156,135
----------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP:
AICA I                       14.554    11.434            (21.44%)                       50,262.0            574,696
AICA II                      14.592    11.481            (21.32%)                        8,696.7             99,847
AICA III                      9.845     9.606             (2.43%)           (4)            154.7              1,486
----------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:
AICA I                       14.599    15.088              3.35%                        79,712.4          1,202,701
AICA II                      10.978    11.362              3.50%                        23,847.7            270,958
Annuity contracts in
  payment period                                                                                            107,372
----------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:
AICA I                       11.744    12.319              4.90%                     1,690,765.7         20,828,543
AICA II                      10.762    11.306              5.05%                       726,382.1          8,212,476
----------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:
AICA I                       17.540    18.458              5.23%                       343,701.4          6,344,040
AICA II                      12.565    13.243              5.40%                       109,027.4          1,443,850
AICA III                     12.755    11.894             (6.75%)           (2)          2,006.8             23,869
Annuity contracts in
  payment period                                                                                            340,541
----------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP:
AICA I                        9.106     5.824            (36.04%)           (1)         34,998.1            203,829
AICA II                       8.850     5.830            (34.12%)           (1)          2,543.2             14,827
AICA III                      9.603     5.841            (39.18%)           (2)          3,299.4             19,272
----------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:
AICA I                       18.847    20.480              8.66%                       280,863.8          5,752,091
AICA II                      13.750    14.964              8.83%                        71,350.8          1,067,694
----------------------------------------------------------------------------------------------------------------------
AIM V.I. FUNDS:
CAPITAL APPRECIATION FUND:
AICA III                     10.549    10.549              0.00%            (5)             70.0                738
----------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

----------------------------------------------------------------------------------------------------------------------
                                 Value
                                Per Unit       Increase (Decrease)                     Units
                                --------           in Value of                      Outstanding          Reserves
                           Beginning  End of      Accumulation                        at End              at End
                            of Year    Year           Unit                            of Year             of Year
----------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND:
AICA III                    $10.275   $ 9.582             (6.74%)           (3)            148.4       $      1,422
----------------------------------------------------------------------------------------------------------------------
GROWTH FUND:
AICA III                     11.179     8.731            (21.90%)           (2)         15,982.1            139,540
----------------------------------------------------------------------------------------------------------------------
VALUE FUND:
AICA III                     10.792     9.132            (15.38%)           (2)            244.6              2,234
----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUNDS:
BALANCED PORTFOLIO:
AICA I                       20.910    20.049             (4.12%)                       76,691.5          1,537,588
----------------------------------------------------------------------------------------------------------------------
INCOME AND GROWTH PORTFOLIO:
AICA I                       27.923    27.185             (2.64%)                      158,709.6          4,314,521
----------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP PORTFOLIO:
AICA I                       36.075    26.739            (25.88%)                      142,242.9          3,803,432
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS:
BALANCED FUND:
AICA I                       15.962    15.322             (4.01%)                       24,994.1            382,959
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND:
AICA I                       25.642    21.031            (17.98%)                       89,503.8          1,882,355
----------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO:
AICA I                       12.656    12.089             (4.48%)                        8,296.6            100,298
AICA II                      12.421    11.882             (4.34%)                       10,042.7            119,327
----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
AMERICAN LEADERS FUND II:
AICA I                       21.708    21.916              0.96%                     6,136,725.5        134,492,475
Annuity contracts in
  payment period                                                                                            303,672
----------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND II:
AICA I                       16.369    14.335            (12.43%)                    1,963,052.7         28,140,360
Annuity contracts in
  payment period                                                                                            117,161
----------------------------------------------------------------------------------------------------------------------
GROWTH STRATEGIES FUND II:
AICA I                       31.060    24.528            (21.03%)                    1,926,284.5         47,247,905
----------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND II:
AICA I                       13.666    12.260            (10.29%)                    1,629,503.9         19,977,718
Annuity contracts in
  payment period                                                                                             10,738
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II:
AICA I                       26.765    20.424            (23.69%)                    1,698,930.4         34,698,955
Annuity contracts in
  payment period                                                                                             41,603
----------------------------------------------------------------------------------------------------------------------
PRIME MONEY FUND II:
AICA I                       11.610    12.129              4.47%                       342,863.1          4,158,587
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND II:
AICA I                       12.040    13.175              9.43%                       395,287.7          5,207,916
----------------------------------------------------------------------------------------------------------------------
UTILITY FUND II:
AICA I                       17.388    15.612            (10.21%)                    1,282,280.6         20,018,964
Annuity contracts in
  payment period                                                                                             57,532
----------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCT FUND:
EQUITY-INCOME PORTFOLIO:
AICA I                       17.279    18.474              6.92%                     2,335,570.2         43,147,323
AICA II                      11.346    12.148              7.07%                       484,589.7          5,886,796
----------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
AICA I                       24.826    21.792            (12.22%)                    1,572,341.1         34,264,457
AICA II                      17.986    15.812            (12.09%)                      331,371.7          5,239,649
AICA III                      9.899     9.861             (0.38%)           (5)         21,539.0            212,396
----------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

----------------------------------------------------------------------------------------------------------------------
                                 Value
                                Per Unit       Increase (Decrease)                     Units
                                --------           in Value of                      Outstanding          Reserves
                           Beginning  End of      Accumulation                        at End              at End
                            of Year    Year           Unit                            of Year             of Year
----------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO:
AICA I                      $13.317   $10.180            (23.56%)                      890,533.6       $  9,065,632
AICA II                       9.849     7.541            (23.43%)                      215,872.3          1,627,893
----------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO:
AICA I                       19.684    15.701            (20.23%)                      225,474.0          3,540,168
AICA II                      14.771    11.800            (20.11%)                       53,230.9            628,125
----------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCT FUND II:
ASSET MANAGER PORTFOLIO:
AICA I                       17.257    16.348             (5.27%)                      335,446.2          5,483,874
AICA II                      12.248    11.621             (5.12%)                      102,250.1          1,188,248
----------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO:
AICA I                       23.242    21.400             (7.93%)                    1,565,469.7         33,501,052
AICA II                      15.383    14.186             (7.78%)                      375,960.8          5,333,380
----------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO:
AICA I                       25.027    22.383            (10.56%)                    1,723,479.8         38,576,648
AICA II                      14.589    13.067            (10.43%)                      425,195.9          5,556,035
----------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND PORTFOLIO:
AICA I                       11.772    12.910              9.67%                        74,614.5            963,273
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO:
AICA I                       37.181    24.996            (32.77%)                      853,482.9         21,333,658
AICA II                      28.943    19.488            (32.67%)                      215,461.6          4,198,915
AICA III                     13.282     8.815            (33.63%)           (2)         41,139.0            362,640
----------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO:
AICA I                       23.983    23.121             (3.59%)                      810,585.8         18,741,555
AICA II                      15.883    15.335             (3.45%)                      293,339.7          4,498,364
----------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO:
AICA I                       13.226    13.857              4.77%                       256,628.1          3,556,096
AICA II                      10.634    11.159              4.94%                        99,445.5          1,109,712
----------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
AICA I                       27.974    23.570            (15.74%)                    1,129,263.3         26,616,735
AICA II                      18.177    15.338            (15.62%)                      276,792.7          4,245,447
Annuity contracts in
  payment period                                                                                            152,310
----------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO:
AICA I                       33.250    27.649            (16.85%)                    2,730,852.1         75,505,330
AICA II                      19.422    16.175            (16.72%)                      505,763.6          8,180,727
AICA III                     12.470    10.267            (17.67%)           (2)         16,081.6            165,110
Annuity contracts in
  payment period                                                                                            170,493
----------------------------------------------------------------------------------------------------------------------
LEXINGTON FUNDS:
EMERGING MARKETS FUND:
AICA I                       14.331     8.417            (41.27%)                       52,996.4            446,071
----------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND:
AICA I                       12.428    14.506             16.72%                        51,159.9            742,126
----------------------------------------------------------------------------------------------------------------------
MFS FUNDS:
GLOBAL GOVERNMENT SERIES:
AICA I                       10.440    10.799              3.44%                        49,082.0            530,037
AICA II                      10.123    10.487              3.60%                        11,555.6            121,184
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SERIES:
AICA I                       14.669    16.782             14.40%                       777,894.7         13,054,629
AICA II                      11.139    12.762             14.57%                       292,439.0          3,732,107
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND/VA:
AICA I                       24.477    21.423            (12.48%)                      374,221.4          8,016,946
AICA II                      19.738    17.302            (12.34%)                       99,766.7          1,726,164
----------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

----------------------------------------------------------------------------------------------------------------------
                                 Value
                                Per Unit       Increase (Decrease)                     Units
                                --------           in Value of                      Outstanding          Reserves
                           Beginning  End of      Accumulation                        at End              at End
                            of Year    Year           Unit                            of Year             of Year
----------------------------------------------------------------------------------------------------------------------
GLOBAL SECURITIES FUND/VA:
AICA I                      $20.287   $21.023              3.63%                       254,046.3       $  5,340,816
AICA II                      17.136    17.784              3.78%                        52,068.4            925,985
AICA III                     13.043    12.647             (3.04%)           (2)          1,562.7             19,763
----------------------------------------------------------------------------------------------------------------------
MAIN STREET GROWTH & INCOME FUND/VA:
AICA I                       15.839    14.248            (10.04%)                      650,881.9          9,273,765
AICA II                      12.153    10.948             (9.92%)                      235,409.0          2,577,258
----------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:
AICA I                       11.072    11.206              1.21%                       229,784.1          2,574,961
AICA II                      10.191    10.330              1.36%                        87,548.2            904,373
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO:
AICA I                       18.612    17.303             (7.03%)                      535,003.5          9,257,165
AICA II                      17.640    16.424             (6.89%)                      145,703.8          2,393,039
Annuity contracts in
  payment period                                                                                             64,097
----------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO:
AICA I                       20.074    14.097            (29.77%)                    2,155,759.3         30,389,739
AICA II                      17.577    12.362            (29.67%)                      204,066.9          2,522,675
AICA III                      8.678     8.678              0.00%            (5)             85.0                738
Annuity contracts in
  payment period                                                                                              8,145
----------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO:
AICA I                       13.032    12.274             (5.82%)                    1,421,458.0         17,446,975
AICA II                      14.250    13.442             (5.67%)                      145,225.6          1,952,123
----------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
AICA I                       18.181    14.415            (20.71%)                       76,955.6          1,109,315
AICA II                      17.201    13.658            (20.60%)                       34,335.3            468,952
Annuity contracts in
  payment period                                                                                             24,637
----------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
AICA I                       20.993    20.694             (1.42%)                    1,516,955.0         31,391,866
AICA II                      14.620    14.433             (1.28%)                      132,804.8          1,916,772
Annuity contracts in
  payment period                                                                                             70,160
----------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                  $925,306,968
======================================================================================================================

       AICA I    Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since
                 June 28, 1995.
       AICA II   Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since
                 May 1, 1998.
       AICA III  Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since
                 September 14, 2000.

       NOTES TO CONDENSED FINANCIAL INFORMATION:

       (1)  - Reflects less than a full year of performance activity. Funds were first received in this option during May 2000.
       (2)  - Reflects less than a full year of performance activity. Funds were first received in this option during September 2000.
       (3)  - Reflects less than a full year of performance activity. Funds were first received in this option during October 2000.
       (4)  - Reflects less than a full year of performance activity. Funds were first received in this option during November 2000.
       (5)  - Reflects less than a full year of performance activity. Funds were first received in this option during December 2000.

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Variable Annuity Account I (the "Account") is a separate account established by Aetna Insurance Company of America (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. The Account commenced operations on June, 1995.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   Certain reclassifications have been made to prior year financial information to conform to current year presentation.

   a. VALUATION OF INVESTMENTS
   Investments in the following Funds are stated at their closing net asset value per share as determined by each Fund on December 31, 2000:

   Aetna Ascent VP
   Aetna Balanced VP, Inc.
   Aetna Bond VP
   Aetna Crossroads VP
   Aetna Growth and Income VP
   Aetna Growth VP
   Aetna Index Plus Large Cap VP
   Aetna International VP
   Aetna Legacy VP
   Aetna Money Market VP
   Aetna Small Company VP
   Aetna Technology VP
   Aetna Value Opportunity VP
   AIM V.I. Funds:
   - Capital Appreciation Fund
   - Growth and Income Fund
   - Growth Fund
   - Value Fund
   Alger American Funds:
   - Balanced Portfolio
   - Income and Growth Portfolio
   - Leveraged AllCap Portfolio
   American Century Investments:
   - Balanced Fund
   - International Fund
   Calvert Social Balanced Portfolio
   Federated Insurance Series:
   - American Leaders Fund II
   - Equity Income Fund II
   - Growth Strategies Fund II
   - High Income Bond Fund II
   - International Equity Fund II
   - Prime Money Fund II
   - U.S. Government Securities Fund II
   - Utility Fund II
   Fidelity Investments Variable Insurance Products Fund:
   - Equity-Income Portfolio
   - Growth Portfolio
   - High Income Portfolio
   - Overseas Portfolio
   Fidelity Investments Variable Insurance Products Fund II:
   - Asset Manager Portfolio
   - Contrafund Portfolio
   - Index 500 Portfolio
   - Investment Grade Bond Portfolio
   Janus Aspen Series:
   - Aggressive Growth Portfolio
   - Balanced Portfolio
   - Flexible Income Portfolio
   - Growth Portfolio
   - Worldwide Growth Portfolio
   Lexington Funds:
   - Emerging Markets Fund
   - Natural Resources Trust Fund
   MFS Funds:
   - Global Government Series
   - Total Return Series
   Oppenheimer Funds:
   - Aggressive Growth Fund/VA
   - Global Securities Fund/VA
   - Main Street Growth & Income Fund/VA
   - Strategic Bond Fund/VA
   Portfolio Partners, Inc. (PPI):
   - PPI MFS Capital Opportunities Portfolio
   - PPI MFS Emerging Equities Portfolio
   - PPI MFS Research Growth Portfolio
   - PPI Scudder International Growth Portfolio
   - PPI T. Rowe Price Growth Equity Portfolio

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. ANNUITY RESERVES

   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the 83a and 83GAM tables using various assumed interest rates. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.  VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.  DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 2000 aggregated $1,352,733,486 and $1,360,050,242, respectively.

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                        Valuation                  Cost of
 YEAR ENDED DECEMBER 31,                 Period      Proceeds    Investments
 2000                       Dividends   Deductions  from Sales       Sold
 AETNA ASCENT VP
 Annuity contracts in
  accumulation                 $16,677  ($19,460)    $1,550,080   ($1,549,597)
 AETNA BALANCED VP
 Annuity contracts in
  accumulation               1,127,914  (119,371)     9,580,488    (9,925,011)
 AETNA BOND VP
 Annuity contracts in
  accumulation                 399,512  (106,436)    11,421,596   (11,769,815)
 AETNA CROSSROADS VP
 Annuity contracts in
  accumulation                  15,925   (11,810)       911,744      (899,377)
 AETNA GROWTH AND INCOME VP
 Annuity contracts in
  accumulation               3,069,055  (393,192)    55,910,147   (61,503,091)
 AETNA GROWTH VP
 Annuity contracts in
  accumulation                  99,395   (84,221)    11,126,521   (10,607,259)
 AETNA INDEX PLUS LARGE CAP VP
 Annuity contracts in
  accumulation               1,643,831  (208,442)    26,001,798   (25,997,998)
 AETNA INTERNATIONAL VP
 Annuity contracts in
  accumulation                 112,625    (7,720)     1,659,528    (1,820,395)
 AETNA LEGACY VP
 Annuity contracts in
  accumulation                  35,875   (24,570)     2,369,994    (2,354,596)
 AETNA MONEY MARKET VP
 Annuity contracts in
  accumulation               1,448,161  (437,873)   255,334,780  (254,762,156)
 AETNA REAL ESTATE SECURITIES VP
 Annuity contracts in
  accumulation                      79      (774)       110,068       (99,016)
 AETNA SMALL COMPANY VP
 Annuity contracts in
  accumulation                 412,743   (97,647)    10,924,471   (11,626,742)
 AETNA TECHNOLOGY VP
 Annuity contracts in
  accumulation                       0    (3,227)     1,740,316    (1,966,085)
 AETNA VALUE OPPORTUNITY VP
 Annuity contracts in
  accumulation                 717,041   (66,259)     8,333,678    (8,421,283)
 AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
 Annuity contracts in
  accumulation                       0         0              0             0
  GROWTH AND INCOME FUND
 Annuity contracts in
  accumulation                      18        (3)             1            (1)
  GROWTH FUND
 Annuity contracts in
  accumulation                      68       (43)            19           (25)
  VALUE FUND
 Annuity contracts in
  accumulation                      35       (10)             1            (1)
 ----------------------------------------------------------------------------

                                                                      Net
                               Net           Net Unrealized        Change in
                            Realized          Gain (Loss)         Unrealized
                           Gain (Loss)  ------------------------  Gain (Loss)   Total Net
YEAR ENDED DECEMBER 31,        on        Beginning                    on       Income from
2000                       Investments    of Year    End of Year  Investments  Operations
AETNA ASCENT VP
Annuity contracts in
 accumulation                    $483       $28,369       $5,339    ($23,030)     ($25,330)
AETNA BALANCED VP
Annuity contracts in
 accumulation                (344,523)      (87,098)    (906,974)   (819,876)     (155,856)
AETNA BOND VP
Annuity contracts in
 accumulation                (348,219)     (640,184)     (23,910)    616,274       561,131
AETNA CROSSROADS VP
Annuity contracts in
 accumulation                  12,367        24,615        3,538     (21,077)       (4,595)
AETNA GROWTH AND INCOME VP
Annuity contracts in
 accumulation              (5,592,944)   (2,282,754)  (2,848,831)   (566,077)   (3,483,158)
AETNA GROWTH VP
Annuity contracts in
 accumulation                 519,262       945,433     (831,114) (1,776,547)   (1,242,111)
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
 accumulation                   3,800     1,616,580   (1,472,134) (3,088,714)   (1,649,525)
AETNA INTERNATIONAL VP
Annuity contracts in
 accumulation                (160,867)       37,455     (141,620)   (179,075)     (235,037)
AETNA LEGACY VP
Annuity contracts in
 accumulation                  15,398        (8,602)      24,438      33,040        59,743
AETNA MONEY MARKET VP
Annuity contracts in
 accumulation                 572,624       228,573      153,742     (74,831)    1,508,081
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
 accumulation                  11,052        (8,166)           0       8,166        18,523
AETNA SMALL COMPANY VP
Annuity contracts in
 accumulation                (702,271)      681,270      170,771    (510,499)     (897,674)
AETNA TECHNOLOGY VP
Annuity contracts in
 accumulation                (225,769)            0      (83,453)    (83,453)     (312,449)
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
 accumulation                 (87,605)      314,342       99,283    (215,059)      348,118
AIM V.I. FUNDS:
 CAPITAL APPRECIATION FUND
Annuity contracts in
 accumulation                       0             0            0           0             0
 GROWTH AND INCOME FUND
Annuity contracts in
 accumulation                       0             0          (33)        (33)          (18)
 GROWTH FUND
Annuity contracts in
 accumulation                      (6)            0       (1,749)     (1,749)       (1,730)
 VALUE FUND
Annuity contracts in
 accumulation                       0             0          (47)        (47)          (22)
------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period          from         Investments
 2000                        Dividends     Deductions       Sales            Sold
 ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
 Annuity contracts in
  accumulation                  $145,975      ($23,637)     $1,712,024      ($1,300,554)
  INCOME AND GROWTH PORTFOLIO
 Annuity contracts in
  accumulation                 1,033,896       (66,980)      5,040,309       (4,116,796)
  LEVERAGED ALLCAP PORTFOLIO
 Annuity contracts in
  accumulation                   492,208       (72,188)      5,182,275       (2,887,407)
 AMERICAN CENTURY INVESTMENTS:
  BALANCED FUND
 Annuity contracts in
  accumulation                    17,779        (5,969)        455,912         (468,113)
  INTERNATIONAL FUND
 Annuity contracts in
  accumulation                    45,839       (31,571)      2,136,112       (1,440,897)
 CALVERT SOCIAL BALANCED PORTFOLIO
 Annuity contracts in
  accumulation                    10,439        (3,619)        317,732         (305,566)
 FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
 Annuity contracts in
  accumulation                 5,231,119    (1,922,080)     20,043,418      (13,896,859)
  EQUITY INCOME FUND II
 Annuity contracts in
  accumulation                   331,374      (453,887)      2,980,089       (2,146,615)
  GROWTH STRATEGIES FUND II
 Annuity contracts in
  accumulation                 4,548,069      (830,007)      5,709,328       (2,372,775)
  HIGH INCOME BOND FUND II
 Annuity contracts in
  accumulation                 2,275,304      (329,569)      8,926,969       (9,850,640)
  INTERNATIONAL EQUITY FUND II
 Annuity contracts in
  accumulation                 7,289,724      (613,041)      3,606,223       (1,673,945)
  PRIME MONEY FUND II
 Annuity contracts in
  accumulation                   260,462       (63,816)      4,417,308       (4,417,308)
  U.S. GOVERNMENT SECURITIES FUND II
 Annuity contracts in
  accumulation                   290,049       (74,146)      2,529,709       (2,458,202)
  UTILITY FUND II
 Annuity contracts in
  accumulation                 1,164,249      (318,140)      3,908,860       (3,189,038)
 --------------------------------------------------------------------------------------

                               Net             Net Unrealized               Net
                             Realized            Gain (Loss)             Change in
                           Gain (Loss)   ---------------------------    Unrealized       Total Net
YEAR ENDED DECEMBER 31,         on       Beginning of       End         Gain (Loss)     Income from
2000                       Investments       Year         of Year     on Investments    Operations
ALGER AMERICAN FUNDS:
 BALANCED PORTFOLIO
Annuity contracts in
 accumulation                 $411,470       $548,231       ($50,005)       ($598,236)      ($64,428)
 INCOME AND GROWTH PORTFOLIO
Annuity contracts in
 accumulation                  923,513      1,851,167       (143,089)      (1,994,256)      (103,827)
 LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
 accumulation                2,294,868      3,354,956       (709,344)      (4,064,300)    (1,349,412)
AMERICAN CENTURY INVESTMENTS:
 BALANCED FUND
Annuity contracts in
 accumulation                  (12,201)         9,649         (6,321)         (15,970)       (16,361)
 INTERNATIONAL FUND
Annuity contracts in
 accumulation                  695,215      1,153,870          9,200       (1,144,670)      (435,187)
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
 accumulation                   12,166          8,053        (19,107)         (27,160)        (8,174)
FEDERATED INSURANCE SERIES:
 AMERICAN LEADERS FUND II
Annuity contracts in
 accumulation                6,146,559     27,876,834     19,350,725       (8,526,109)       929,489
 EQUITY INCOME FUND II
Annuity contracts in
 accumulation                  833,474      6,913,381      2,170,245       (4,743,136)    (4,032,175)
 GROWTH STRATEGIES FUND II
Annuity contracts in
 accumulation                3,336,553     30,773,893     10,932,979      (19,840,914)   (12,786,299)
 HIGH INCOME BOND FUND II
Annuity contracts in
 accumulation                 (923,671)      (643,429)    (4,105,106)      (3,461,677)    (2,439,613)
 INTERNATIONAL EQUITY FUND II
Annuity contracts in
 accumulation                1,932,278     26,525,301      6,930,731      (19,594,570)   (10,985,609)
 PRIME MONEY FUND II
Annuity contracts in
 accumulation                        0              0              0                0        196,646
 U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
 accumulation                   71,507        (18,885)       157,442          176,327        463,737
 UTILITY FUND II
Annuity contracts in
 accumulation                  719,822      3,510,226       (366,899)      (3,877,125)    (2,311,194)
----------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period          from         Investments
 2000                        Dividends     Deductions       Sales            Sold
 FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
 Annuity contracts in
  accumulation                $4,060,476     ($655,858)    $61,642,854     ($64,124,611)
  GROWTH PORTFOLIO
 Annuity contracts in
  accumulation                 5,793,312      (684,483)     59,140,979      (50,686,218)
  HIGH INCOME PORTFOLIO
 Annuity contracts in
  accumulation                 1,109,234      (197,460)     16,300,010      (20,459,656)
  OVERSEAS PORTFOLIO
 Annuity contracts in
  accumulation                   522,095       (67,143)      4,818,859       (4,850,987)
 FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCT FUND II:
  ASSET MANAGER PORTFOLIO
 Annuity contracts in
  accumulation                   816,466      (101,384)      8,897,414       (9,212,668)
  CONTRAFUND PORTFOLIO
 Annuity contracts in
  accumulation                 6,158,148      (606,143)     54,245,761      (48,773,269)
  INDEX 500 PORTFOLIO
 Annuity contracts in
  accumulation                   771,050      (705,532)     90,245,590      (84,450,752)
  INVESTMENT GRADE BOND PORTFOLIO
 Annuity contracts in
  accumulation                    65,057       (13,415)      1,077,154       (1,072,919)
 JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
 Annuity contracts in
  accumulation                 4,216,547      (536,093)     79,114,057      (75,265,197)
  BALANCED PORTFOLIO
 Annuity contracts in
  accumulation                 2,811,003      (350,428)     28,864,603      (25,327,134)
  FLEXIBLE INCOME PORTFOLIO
 Annuity contracts in
  accumulation                   258,824       (62,616)      5,638,135       (5,937,110)
  GROWTH PORTFOLIO
 Annuity contracts in
  accumulation                 3,064,016      (527,341)     60,574,634      (58,048,034)
  WORLDWIDE GROWTH PORTFOLIO
 Annuity contracts in
  accumulation                 8,669,625    (1,505,544)    150,577,361     (120,864,878)
 LEXINGTON FUNDS:
  EMERGING MARKETS FUND
 Annuity contracts in
  accumulation                         0       (10,446)        617,558         (664,704)
  NATURAL RESOURCES TRUST FUND
 Annuity contracts in
  accumulation                     2,545        (9,453)        763,553         (845,075)
 --------------------------------------------------------------------------------------

                               Net             Net Unrealized               Net
                             Realized            Gain (Loss)             Change in
                           Gain (Loss)   ---------------------------    Unrealized       Total Net
YEAR ENDED DECEMBER 31,         on       Beginning of       End         Gain (Loss)     Income from
2000                       Investments       Year         of Year     on Investments    Operations
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO
Annuity contracts in
 accumulation              ($2,481,757)    $1,135,690     $3,187,493       $2,051,803     $2,974,664
 GROWTH PORTFOLIO
Annuity contracts in
 accumulation                8,454,761     15,537,760     (3,554,670)     (19,092,430)    (5,528,840)
 HIGH INCOME PORTFOLIO
Annuity contracts in
 accumulation               (4,159,646)    (1,049,699)    (1,330,609)        (280,910)    (3,528,782)
 OVERSEAS PORTFOLIO
Annuity contracts in
 accumulation                  (32,128)     1,357,297       (137,265)      (1,494,562)    (1,071,738)
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCT FUND II:
 ASSET MANAGER PORTFOLIO
Annuity contracts in
 accumulation                 (315,254)       689,564       (100,921)        (790,485)      (390,657)
 CONTRAFUND PORTFOLIO
Annuity contracts in
 accumulation                5,472,492     14,028,487       (541,143)     (14,569,630)    (3,545,133)
 INDEX 500 PORTFOLIO
Annuity contracts in
 accumulation                5,794,838      9,526,307     (1,604,310)     (11,130,617)    (5,270,261)
 INVESTMENT GRADE BOND PORTFOLIO
Annuity contracts in
 accumulation                    4,235          3,769         35,195           31,426         87,303
JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
 accumulation                3,848,860     13,355,423     (6,177,025)     (19,532,448)   (12,003,134)
 BALANCED PORTFOLIO
Annuity contracts in
 accumulation                3,537,469      6,693,282       (180,796)      (6,874,078)      (876,034)
 FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
 accumulation                 (298,975)      (267,539)        51,038          318,577        215,810
 GROWTH PORTFOLIO
Annuity contracts in
 accumulation                2,526,600      7,203,450     (3,851,667)     (11,055,117)    (5,991,842)
 WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
 accumulation               29,712,483     46,565,049     (7,383,229)     (53,948,278)   (17,071,714)
LEXINGTON FUNDS:
 EMERGING MARKETS FUND
Annuity contracts in
 accumulation                  (47,146)       238,693        (42,093)        (280,786)      (338,378)
 NATURAL RESOURCES TRUST FUND
Annuity contracts in
 accumulation                  (81,522)      (134,799)        59,873          194,672        106,242
----------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period          from         Investments
 2000                        Dividends     Deductions       Sales            Sold
 MFS FUNDS:
  GLOBAL GOVERNMENT SERIES
 Annuity contracts in
  accumulation                   $17,924       ($5,388)       $452,513        ($483,853)
  TOTAL RETURN SERIES
 Annuity contracts in
  accumulation                   706,756      (204,398)     17,624,298      (16,767,685)
 OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
 Annuity contracts in
  accumulation                   369,476      (152,259)     47,035,747      (45,419,867)
  GLOBAL SECURITIES FUND/VA
 Annuity contracts in
  accumulation                   851,603       (80,175)      8,285,860       (8,303,198)
  MAIN STREET GROWTH & INCOME FUND/VA
 Annuity contracts in
  accumulation                   713,130      (176,762)     18,649,724      (17,739,291)
  STRATEGIC BOND FUND/VA
 Annuity contracts in
  accumulation                   321,065       (50,905)      4,543,602       (4,856,792)
 PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
 Annuity contracts in
  accumulation                 2,319,377      (209,193)     22,371,777      (21,493,882)
  PPI MFS EMERGING EQUITIES PORTFOLIO
 Annuity contracts in
  accumulation                   492,931      (648,064)     83,872,033      (79,515,605)
  PPI MFS RESEARCH GROWTH PORTFOLIO
 Annuity contracts in
  accumulation                 1,630,303      (302,802)     25,722,381      (20,279,624)
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Annuity contracts in
  accumulation                   210,645       (27,987)      6,089,223       (6,543,050)
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Annuity contracts in
  accumulation                 3,140,774      (483,136)     38,943,064      (30,803,887)
 TOTAL VARIABLE ANNUITY
  ACCOUNT I                  $81,327,822  ($14,764,116) $1,360,050,242  ($1,276,617,109)

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                               Net             Net Unrealized               Net
                             Realized            Gain (Loss)             Change in
                           Gain (Loss)   ---------------------------    Unrealized       Total Net
YEAR ENDED DECEMBER 31,         on       Beginning of       End         Gain (Loss)     Income from
2000                       Investments       Year         of Year     on Investments    Operations
MFS FUNDS:
 GLOBAL GOVERNMENT SERIES
Annuity contracts in
 accumulation                 ($31,340)      ($15,868)       $17,031          $32,899        $14,095
 TOTAL RETURN SERIES
Annuity contracts in
 accumulation                  856,613        405,262      1,063,001          657,739      2,016,710
OPPENHEIMER FUNDS:
 AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
 accumulation                1,615,880      1,664,932     (2,171,336)      (3,836,268)    (2,003,171)
 GLOBAL SECURITIES FUND/VA
Annuity contracts in
 accumulation                  (17,338)     1,027,589        111,756         (915,833)      (161,743)
 MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
 accumulation                  910,433      2,163,466       (642,539)      (2,806,005)    (1,359,204)
 STRATEGIC BOND FUND/VA
Annuity contracts in
 accumulation                 (313,190)       (63,957)        22,961           86,918         43,888
PORTFOLIO PARTNERS, INC. (PPI):
 PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
Annuity contracts in
 accumulation                  877,895      3,315,018       (966,252)      (4,281,270)    (1,293,191)
 PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
 accumulation                4,356,428     13,903,434     (5,105,040)     (19,008,474)   (14,807,179)
 PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
 accumulation                5,442,757      6,226,480     (1,735,142)      (7,961,622)    (1,191,364)
 PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
 accumulation                 (453,827)       193,816         25,966         (167,850)      (439,019)
 PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
 accumulation                8,139,177     10,430,175     (1,018,807)     (11,448,982)      (652,167)
TOTAL VARIABLE ANNUITY
 ACCOUNT I                 $83,433,133   $256,846,161    ($3,669,833)   ($260,515,994) ($110,519,155)

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000
                                                                    Net                Net
                                                    Net          Change in     Increase (Decrease)             Net Assets
                                    Net           Realized       Unrealized       in Net Assets                ----------
                                 Investment     Gain (Loss)     Gain (Loss)         from Unit          Beginning           End
                               Income (Loss)   on Investments  on Investments     Transactions          of Year          of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                       ($2,783)           $483        ($23,030)        ($126,249)          $1,470,348       $1,318,769
AETNA BALANCED VP
Annuity contracts in
  accumulation                     1,008,543        (344,523)       (819,876)         (582,669)           8,680,876        7,929,788
Annuity contracts in payment
  period                                                                                                          0           12,563
AETNA BOND VP
Annuity contracts in
  accumulation                       293,076        (348,219)        616,274        (2,522,617)           8,994,313        6,978,392
Annuity contracts in payment
  period                                                                                                          0           54,435
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                         4,115          12,367         (21,077)           25,340              779,995          800,740
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                     2,675,863      (5,592,944)       (566,077)       (3,853,436)          31,151,698       23,792,130
Annuity contracts in payment
  period                                                                                                    179,412          202,386
AETNA GROWTH VP
Annuity contracts in
  accumulation                        15,174         519,262      (1,776,547)        3,037,994            5,009,118        6,806,404
Annuity contracts in payment
  period                                                                                                     56,593           55,190
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                     1,435,389           3,800      (3,088,714)       (1,832,712)          15,517,692       11,879,320
Annuity contracts in payment
  period                                                                                                          0          156,135
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                       104,905        (160,867)       (179,075)          688,552              222,514          676,029
AETNA LEGACY VP
Annuity contracts in
  accumulation                        11,305          15,398          33,040          (315,006)           1,694,193        1,473,659
Annuity contracts in payment
  period                                                                                                    142,101          107,372
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                     1,010,288         572,624         (74,831)       (9,054,238)          36,587,176       29,041,019
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                          (695)         11,052           8,166           (83,936)              65,413                0
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                       315,096        (702,271)       (510,499)        5,646,085            3,403,889        7,811,759
Annuity contracts in payment
  period                                                                                                          0          340,541
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                        (3,227)       (225,769)        (83,453)          550,377                    0          237,928
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                       650,782         (87,605)       (215,059)        2,579,752            3,891,915        6,819,785
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                             0               0               0               738                    0              738
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                            15               0             (33)            1,440                    0            1,422

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                               Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
  GROWTH FUND
Annuity contracts in
  accumulation                           $25             ($6)        ($1,749)         $141,270                   $0         $139,540
  VALUE FUND
Annuity contracts in
  accumulation                            25               0             (47)            2,256                    0            2,234
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       122,338         411,470        (598,236)          (77,236)           1,679,252        1,537,588
  INCOME AND GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       966,916         923,513      (1,994,256)         (459,153)           4,877,501        4,314,521
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                       420,020       2,294,868      (4,064,300)         (536,911)           5,689,755        3,803,432
AMERICAN CENTURY INVESTMENTS:
  BALANCED FUND
Annuity contracts in
  accumulation                        11,810         (12,201)        (15,970)          (41,895)             441,215          382,959
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                        14,268         695,215      (1,144,670)         (199,883)           2,517,425        1,882,355
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                         6,820          12,166         (27,160)          (80,089)             307,888          219,625
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                     3,309,039       6,146,559      (8,526,109)      (12,911,028)         146,474,824      134,492,475
Annuity contracts in payment
  period                                                                                                    302,862          303,672
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                      (122,513)        833,474      (4,743,136)          174,107           32,004,404       28,140,360
Annuity contracts in payment
  period                                                                                                    111,185          117,161
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                     3,718,062       3,336,553     (19,840,914)           11,154           60,023,050       47,247,905
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                     1,945,735        (923,671)     (3,461,677)       (4,680,894)          27,090,172       19,977,718
Annuity contracts in payment
  period                                                                                                     18,791           10,738
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                     6,676,683       1,932,278     (19,594,570)       (1,782,766)          47,471,626       34,698,955
Annuity contracts in payment
  period                                                                                                     37,307           41,603
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                       196,646               0               0        (1,236,864)           5,198,805        4,158,587
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                       215,903          71,507         176,327        (1,140,228)           5,884,407        5,207,916
  UTILITY FUND II
Annuity contracts in
  accumulation                       846,109         719,822      (3,877,125)       (2,273,383)          24,581,727       20,018,964
Annuity contracts in payment
  period                                                                                                     79,346           57,532

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                               Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                    $3,404,618     ($2,481,757)     $2,051,803       ($5,360,548)         $51,420,003      $49,034,119
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     5,108,829       8,454,761     (19,092,430)       (7,087,903)          52,333,245       39,716,502
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                       911,774      (4,159,646)       (280,910)       (2,689,351)          16,911,658       10,693,525
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                       454,952         (32,128)     (1,494,562)         (146,593)           5,386,624        4,168,293
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCT FUND II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                       715,082        (315,254)       (790,485)       (1,081,065)           8,143,844        6,672,122
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                     5,552,005       5,472,492     (14,569,630)       (6,384,570)          48,764,135       38,834,432
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                        65,518       5,794,838     (11,130,617)       (7,389,032)          56,791,976       44,132,683
  INVESTMENT GRADE BOND PORTFOLIO
Annuity contracts in
  accumulation                        51,642           4,235          31,426          (106,982)             982,952          963,273
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     3,680,454       3,848,860     (19,532,448)       (1,125,687)          39,024,034       25,895,213
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                     2,460,575       3,537,469      (6,874,078)       (2,469,969)          26,585,922       23,239,919
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                       196,208        (298,975)        318,577          (336,152)           4,786,150        4,665,808
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     2,536,675       2,526,600     (11,055,117)         (420,241)          37,367,199       30,862,182
Annuity contracts in payment
  period                                                                                                     59,376          152,310
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     7,164,081      29,712,483     (53,948,278)      (10,055,809)         111,093,250       83,851,167
Annuity contracts in payment
  period                                                                                                     55,933          170,493
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                       (10,446)        (47,146)       (280,786)         (102,897)             887,346          446,071
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                        (6,908)        (81,522)        194,672           (58,644)             694,528          742,126
MFS FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                       502,358         (31,340)         32,899          (242,180)             389,484          651,221
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                        12,536         856,613         657,739          (187,654)          15,447,502       16,786,736

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                               Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                      $217,217      $1,615,880     ($3,836,268)       $3,990,705           $7,755,576       $9,743,110
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                       771,428         (17,338)       (915,833)        3,532,125            2,916,182        6,286,564
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                       536,368         910,433      (2,806,005)         (296,327)          13,506,554       11,851,023
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                       270,160        (313,190)         86,918          (816,216)           4,251,662        3,479,334
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
Annuity contracts in
  accumulation                     2,110,184         877,895      (4,281,270)        1,552,562           11,377,949       11,650,204
Annuity contracts in payment
  period                                                                                                     76,981           64,097
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation                      (155,133)      4,356,428     (19,008,474)       (3,736,273)          51,452,372       32,913,152
Annuity contracts in payment
  period                                                                                                     12,377            8,145
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     1,327,501       5,442,757      (7,961,622)       (1,816,051)          22,406,513       19,399,098
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       182,658        (453,827)       (167,850)         (189,041)           2,190,372        1,578,267
Annuity contracts in payment
  period                                                                                                     40,592           24,637
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                     2,657,638       8,139,177     (11,448,982)        1,341,408           32,676,922       33,308,638
Annuity contracts in payment
  period                                                                                                     12,635           70,160
TOTAL VARIABLE ANNUITY
  ACCOUNT I                      $66,563,706     $83,433,133   ($260,515,994)     ($72,614,513)      $1,108,440,636     $925,306,968

(1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999                                        Net                Net
                                                    Net          Change in     Increase (Decrease)             Net Assets
                                    Net           Realized       Unrealized       in Net Assets                ----------
                                 Investment     Gain (Loss)     Gain (Loss)         from Unit          Beginning           End
                               Income (Loss)   on Investments  on Investments     Transactions          of Year          of Year

AETNA ASCENT VP
Annuity contracts in
  accumulation                       $78,549        ($11,628)       $103,391          ($168,403)         $1,468,439       $1,470,348
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                       990,198           5,130         (50,811)           397,681           7,338,678        8,680,876
AETNA BOND VP
Annuity contracts in
  accumulation                       440,646        (119,081)       (521,390)           982,700           8,211,438        8,994,313
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                        35,935           4,419          24,793            (70,653)            785,501          779,995
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                     4,996,495        (657,500)       (132,794)        (4,172,788)         31,263,322       31,151,698
Annuity contracts in payment
  period                                                                                                     34,375          179,412
AETNA GROWTH VP
Annuity contracts in
  accumulation                       167,541       1,084,228         161,127         (2,450,633)          6,066,474        5,009,118
Annuity contracts in payment
  period                                                                                                     36,974           56,593
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                       474,870       2,216,136         359,366         (2,478,317)         14,945,637       15,517,692
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                        18,684          34,262          34,705             90,852              44,011          222,514
AETNA LEGACY VP
Annuity contracts in
  accumulation                        80,269          20,301          (2,308)            83,565           1,628,799        1,694,193
Annuity contracts in payment
  period                                                                                                     25,668          142,101
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                       793,868         368,292          12,597          8,960,205          26,452,214       36,587,176
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                         1,524          20,333          (3,841)             7,726              39,671           65,413
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                        (3,118)        587,060         193,821         (1,141,097)          3,767,223        3,403,889
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                       123,259         795,728        (308,982)        (2,977,883)          6,259,793        3,891,915
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                        83,359          41,351         244,632            (94,149)          1,404,059        1,679,252
  INCOME AND GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       173,782         215,701       1,074,858           (662,264)          4,075,424        4,877,501
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                       215,868         335,741       1,990,765           (487,379)          3,634,760        5,689,755
AMERICAN CENTURY INVESTMENTS:
  BALANCED FUND
Annuity contracts in
  accumulation                        58,734           7,487         (31,760)          (150,252)            557,006          441,215

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999                                   Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                      ($26,431)        $96,684        $925,870          ($331,144)         $1,852,446       $2,517,425
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                        25,661             433           2,623             13,994             265,177          307,888
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                    13,015,923       5,604,793     (10,933,358)        (8,870,497)        147,843,450      146,474,824
Annuity contracts in payment
  period                                                                                                    117,375          302,862
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                       393,016         972,750       3,321,522           (931,269)         28,317,427       32,004,404
Annuity contracts in payment
  period                                                                                                     42,143          111,185
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                      (596,338)      1,566,736      23,745,150            158,077          35,149,425       60,023,050
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                     2,067,704         221,224      (2,030,946)        (2,819,396)         29,644,378       27,090,172
Annuity contracts in payment
  period                                                                                                     25,999           18,791
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                       364,268       1,098,219      20,139,978         (1,739,062)         27,616,968       47,471,626
Annuity contracts in payment
  period                                                                                                     28,562           37,307
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                       169,401           1,316          (1,316)           362,815           4,666,589        5,198,805
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                       226,437         106,304        (459,976)          (515,189)          6,526,831        5,884,407
  UTILITY FUND II
Annuity contracts in
  accumulation                     1,555,392         770,116      (2,277,513)        (1,869,861)         26,418,108       24,581,727
Annuity contracts in payment
  period                                                                                                     64,831           79,346
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                     1,677,952       3,486,868      (2,841,512)        (2,084,806)         51,181,501       51,420,003
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     3,819,714       1,611,830       8,384,656            190,468          38,326,577       52,333,245
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                     1,417,291        (930,592)        659,985         (1,677,246)         17,442,220       16,911,658
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                       104,011         384,636       1,225,541           (464,372)          4,136,808        5,386,624
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCT FUND II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                       466,589         146,750         129,223           (729,768)          8,131,050        8,143,844
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                     1,040,189       2,453,468       5,557,780            111,080          39,601,618       48,764,135

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999                                   Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                       $71,223      $7,342,272      $1,576,927         $1,633,226         $46,168,328      $56,791,976
  INVESTMENT GRADE BOND PORTFOLIO
Annuity contracts in
  accumulation                        46,916          10,756         (87,465)          (207,094)          1,219,839          982,952
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       450,835       7,613,725      12,263,855          8,020,415          10,675,204       39,024,034
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       209,739       2,367,281       2,767,397            511,393          20,730,112       26,585,922
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                       272,048          (8,459)       (256,151)           123,347           4,655,365        4,786,150
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      (159,758)      6,069,619       3,897,830          9,390,049          18,191,718       37,367,199
Annuity contracts in payment
  period                                                                                                     37,117           59,376
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      (966,697)      7,472,252      36,629,095         (2,335,260)         70,349,793      111,093,250
Annuity contracts in payment
  period                                                                                                          0           55,933
LEXINGTON EMERGING MARKETS FUND
Annuity contracts in
  accumulation                        (5,941)       (181,265)        744,947           (297,528)            627,133          887,346
LEXINGTON NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                        (6,543)        (48,656)        147,120           (267,199)            869,806          694,528
MFS FUNDS:
  GLOBAL GOVERNMENT SERIES (1)
Annuity contracts in
  accumulation                        32,432          (2,695)        (54,785)          (351,386)            765,918          389,484
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                       614,488         641,775        (973,003)        (1,229,482)         16,393,724       15,447,502
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA (2)
Annuity contracts in
  accumulation                       (69,464)      2,213,791       1,379,484            838,692           3,393,073        7,755,576
  GLOBAL SECURITIES FUND/VA (3)
Annuity contracts in
  accumulation                        62,706          54,469         954,783           (220,665)          2,064,889        2,916,182
  MAIN STREET GROWTH & INCOME FUND/VA (4)
Annuity contracts in
  accumulation                       (29,941)        (22,341)      2,347,156           (294,623)         11,506,303       13,506,554
  STRATEGIC BOND FUND/VA (5)
Annuity contracts in
  accumulation                       208,512         (83,743)        (64,476)          (254,540)          4,445,909        4,251,662
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation                      (151,262)      9,731,085       7,395,448         (2,441,478)         36,930,956       51,452,372
Annuity contracts in payment
  period                                                                                                          0           12,377

VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999                                   Net              Net
                                               Net             Change in       Increase (Decrease)      Net Assets
                               Net             Realized        Unrealized      in Net Assets            ----------
                               Investment      Gain (Loss)     Gain (Loss)     from Unit            Beginning        End
                               Income (Loss)   on Investments  on Investments  Transactions         of Year          of Year
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     ($242,292)     $1,112,811      $3,295,654        ($2,059,519)        $20,299,859      $22,406,513
  PPI MFS VALUE EQUITY PORTFOLIO
Annuity contracts in
  accumulation                       135,714         453,164       2,757,765          2,226,423           5,846,092       11,377,949
Annuity contracts in payment
  period                                                                                                     35,772           76,981
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                        45,581         899,781         143,745           (122,023)          1,263,880        2,190,372
Annuity contracts in payment
  period                                                                                                          0           40,592
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                       299,014       1,152,503       4,279,089         (2,635,807)         29,594,758       32,676,922
Annuity contracts in payment
  period                                                                                                          0           12,635
TOTAL VARIABLE ANNUITY
  ACCOUNT I                      $35,268,552     $69,327,620    $127,840,291       ($15,500,324)       $891,504,497   $1,108,440,636

(1) - Effective May 1, 1999, MFS Worldwide Government Series' name changed to MFS Global Government Series.
(2) - Effective May 1, 1999, Oppenheimer Aggressive Growth Fund's name changed to Oppenheimer Aggressive Growth Fund/VA.
(3) - Effective May 1, 1999, Oppenheimer Global Securities Fund's name changed to Oppenheimer Global Securities Fund/VA.
(4) - Effective May 1, 1999, Oppenheimer Growth & Income Fund's name changed to Oppenheimer Main Street Growth & Income Fund/VA.
(5) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund's name changed to Oppenheimer Strategic Bond Fund/VA.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Aetna Insurance Company of America and
Contract Owners of Variable Annuity Account I:

We have audited the accompanying statement of assets and liabilities of Aetna Insurance Company of America Variable Annuity Account I (the "Account") as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the condensed financial information for the year then ended. These financial statements and the condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America Variable Annuity Account I as of December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the condensed financial information for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Hartford, Connecticut
February 14, 2001

                       AETNA INSURANCE COMPANY OF AMERICA

                         INDEX TO FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Independent Auditors' Report......................   F-2

Financial Statements:

    Statements of Income for the One Month Ended
       December 31, 2000, the Eleven Months Ended
       November 30, 2000 and the Years Ended
       December 31, 1999 and 1998.................   F-3

    Balance Sheets as of December 31, 2000 and
       1999.......................................   F-4

    Statements of Changes in Shareholder's Equity
       for the One Month Ended December 31, 2000,
       the Eleven Months Ended November 30, 2000
       and the Years Ended December 31, 1999 and
       1998.......................................   F-5

    Statements of Cash Flows for the One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and the Years Ended
       December 31, 1999 and 1998.................   F-6

    Notes to Financial Statements.................   F-7

                          INDEPENDENT AUDITORS' REPORT

The Shareholder and Board of Directors
Aetna Insurance Company of America:

We have audited the accompanying balance sheets of Aetna Insurance Company of America as of December 31, 2000 ("Successor Company") and December 31, 1999 ("Preacquisition Company"), and the related statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the years ended December 31, 1999 and 1998 ("Preacquisition Company"). These financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's financial statements referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America at December 31, 2000, and the results of its operations and its cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's financial statements referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America at December 31, 1999, and the results of its operations and its cash flows for the period from January 1, 2000 to November 30, 2000, and the years ended December 31, 1999 and 1998, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Insurance Company of America's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                              STATEMENTS OF INCOME
                                   (millions)

                                                                                                   Preacquisition
                                                                                     -------------------------------------------
                                                                        One month    Eleven months
                                                                          ended          ended       Year ended     Year ended
                                                                      December 31,   November 30,   December 31,   December 31,
                                                                          2000           2000           1999           1998
                                                                      -------------  -------------  -------------  -------------
Revenues:
  Charges assessed against policyholders                                 $   1.2        $  16.5        $  15.5        $  11.5
  Net investment income                                                      1.0           10.2           10.9           10.4
  Net realized capital losses                                                 --           (0.8)          (0.3)          (0.2)
  Other income                                                               0.2            1.3            1.5            0.6
                                                                         -------        -------        -------        -------
      Total revenue                                                          2.4           27.2           27.6           22.3
                                                                         -------        -------        -------        -------
Benefits and expenses:
  Current and future benefits                                                0.6            6.8            8.0            9.0
  Operating expenses:
    Salaries and related benefits                                            0.2            1.1            2.4            2.5
    Other                                                                    0.3            3.6            4.5            3.7
  Amortization of deferred policy acquisition costs and value of
    business acquired                                                        0.4            5.3            4.6            3.9
                                                                         -------        -------        -------        -------
      Total benefits and expenses                                            1.5           16.8           19.5           19.1
                                                                         -------        -------        -------        -------

Income before income taxes                                                   0.9           10.4            8.1            3.2

Income taxes                                                                 0.3            2.6            2.7            0.6
                                                                         -------        -------        -------        -------

Net income                                                               $   0.6        $   7.8        $   5.4        $   2.6
                                                                         =======        =======        =======        =======

SEE NOTES TO FINANCIAL STATEMENTS.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                                 BALANCE SHEETS
                         (millions, except share data)

                                                                       December 31,     December 31,
                                                                           2000             1999
                                                                      ---------------  ---------------
                               ASSETS
Investments:
  Debt securities, available for sale, at fair value
    (amortized cost: $125.8 and $132.8)                                  $  126.5         $  128.3
  Equity securities, at fair value
    Nonredeemable preferred stock (amortized cost: $1.1 and $1.0)             1.0              0.9
  Short-term investments                                                      0.4               --
Securities pledged to creditors (amortized cost $8.0)                         8.1               --
Cash and cash equivalents                                                     9.1             22.9
Short-term investments under securities loan agreement                        8.4               --
Deferred policy acquisition costs                                              --             58.8
Value of business acquired                                                   58.7               --
Accrued investment income                                                     1.7              2.0
Premiums due and other receivables                                            4.7              9.0
Goodwill                                                                     98.9               --
Other assets                                                                  1.1              0.6
Separate Accounts assets                                                  1,007.8          1,194.6
                                                                         --------         --------
        Total assets                                                     $1,326.4         $1,417.1
                                                                         ========         ========
                LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Policyholders' funds left with the Company                                110.3            138.8
  Payables under securities loan agreement                                    8.4               --
  Other liabilities                                                           3.7              6.5
  Due to parent and affiliates                                                3.8              0.5
  Income taxes:
    Current                                                                    --              0.7
    Deferred                                                                  7.8              2.6
  Separate Accounts liabilities                                           1,007.8          1,194.6
                                                                         --------         --------
        Total liabilities                                                 1,141.8          1,343.7
                                                                         --------         --------
Shareholder's equity:
  Common capital stock, par value $100 (35,000 shares
    authorized, 25,500 issued and outstanding)                                2.5              2.5
  Paid-in capital                                                           181.3             62.5
  Accumulated other comprehensive income (loss)                               0.2             (1.6)
  Retained earnings                                                           0.6             10.0
                                                                         --------         --------
        Total shareholder's equity                                          184.6             73.4
                                                                         --------         --------
          Total liabilities and shareholder's equity                     $1,326.4         $1,417.1
                                                                         ========         ========

SEE NOTES TO FINANCIAL STATEMENTS.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                                                   Preacquisition
                                                                                     -------------------------------------------
                                                                        One month    Eleven months
                                                                          ended          ended       Year ended     Year ended
                                                                      December 31,   November 30,   December 31,   December 31,
                                                                          2000           2000           1999           1998
                                                                      -------------  -------------  -------------  -------------
Shareholder's equity, beginning of year                                  $ 183.5        $  73.4        $  70.8        $  52.2

Comprehensive income
  Net income                                                                 0.6            7.8            5.4            2.6
  Other comprehensive income, net of tax:
      Unrealized gains (losses) on securities ($0.8 million,
      $2.0 million, ($4.3 million and $1.5 million, pretax)                  0.5            1.3           (2.8)           1.0
                                                                         -------        -------        -------        -------
Total comprehensive income                                                   1.1            9.1            2.6            3.6
                                                                         -------        -------        -------        -------

Capital contributions                                                         --             --             --           15.0

Adjustment for purchase accounting                                            --          101.0             --             --

Common stock issued                                                           --            2.4             --             --

Dividends paid to parent                                                      --           (2.4)            --             --
                                                                         -------        -------        -------        -------

Shareholder's equity, end of period                                      $ 184.6        $ 183.5        $  73.4        $  70.8
                                                                         =======        =======        =======        =======

SEE NOTES TO FINANCIAL STATEMENTS.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                            STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                                                  Preacquisition
                                                                                  -----------------------------------------------
                                                                    One month     Eleven months
                                                                      ended           ended        Year ended       Year ended
                                                                  December 31,    November 30,    December 31,     December 31,
                                                                      2000            2000            1999             1998
                                                                 ---------------  -------------  ---------------  ---------------
Cash Flows from Operating Activities:
Net income                                                            $ 0.6          $   7.8         $  5.4           $  2.6
Adjustments to reconcile net income to net cash (used for)
  provided by operating activities:
  Net amortization of discount on debt securities                        --             (0.2)          (0.1)            (0.1)
  Net realized capital losses                                            --              0.8            0.3              0.2
  Changes in assets and liabilities:
    Decrease (increase) in accrued investment income                    0.2              0.1            0.1             (0.1)
    Decrease (increase) in deferred policy acquisition costs
      and value of business acquired                                    0.1              3.3            1.1            (14.5)
    Net change in amounts due to/from parent and affiliates             0.9              2.4           (0.4)             0.9
    Net change in other assets and liabilities                         (0.1)             1.3          (10.1)             9.2
    Increase in income taxes                                             --              2.4            4.0              2.4
                                                                      -----          -------         ------           ------
Net cash provided by operating activities                               1.7             17.9            0.3              0.6
                                                                      -----          -------         ------           ------
Cash Flows from Investing Activities:
  Proceeds from sales of:
    Debt securities available for sale                                   --            148.3           34.2             27.8
    Equity securities                                                    --               --            2.1               --
    Short-term investments                                               --              0.1             --               --
  Investment maturities and repayments of:
    Debt securites available for sale                                   0.2              6.0           17.9              3.4
  Cost of investment purchases in:
    Debt securities available for sale                                 (0.2)          (154.1)         (47.6)           (36.8)
    Short-term investments                                               --             (2.8)            --               --
                                                                      -----          -------         ------           ------
Net cash (used for) provided by investing activities                     --             (2.5)           6.6             (5.6)
                                                                      -----          -------         ------           ------
Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts               0.5              7.4           12.8             19.7
  Withdrawal of investment contracts                                   (2.5)           (39.3)         (19.0)           (14.3)
  Capital contribution                                                   --               --             --             15.0
  Proceeds from issuance of common stock                                 --              2.4             --               --
  Dividends paid to parent                                               --             (2.4)            --               --
  Other, net                                                           (0.2)             3.2            5.7            (11.4)
                                                                      -----          -------         ------           ------
Net cash (used for) provided by financing activities                   (2.2)           (28.7)          (0.5)             9.0
                                                                      -----          -------         ------           ------
Net (decrease) increase in cash and cash equivalents                   (0.5)           (13.3)           6.4              4.0
Cash and cash equivalents, beginning of period                          9.6             22.9           16.5             12.5
                                                                      -----          -------         ------           ------
Cash and cash equivalents, end of period                              $ 9.1          $   9.6         $ 22.9           $ 16.5
                                                                      =====          =======         ======           ======
Supplemental cash flow information:
Income taxes paid (received), net                                     $ 0.3          $   0.2         $ (1.3)          $ (3.3)
                                                                      =====          =======         ======           ======

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Aetna Insurance Company of America (the "Company") is a provider of financial services in the United States. The Company is a wholly owned subsidiary of Aetna Life Insurance and Annuity Company ("ALIAC"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"), whose ultimate parent is ING Groep N.V. ("ING").

    The Company has one operating segment and all revenue reported by the Company comes from external customers.

    BASIS OF PRESENTATION

    These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. Certain reclassifications have been made to 1999 and 1998 financial information to conform to the 2000 presentation.

    On December 13, 2000, ING America Insurance Holdings, Inc., an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition has been accounted for as of November 30, 2000 using the purchase method. The application of the purchase method, including the recognition of goodwill, is pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. Further, the Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flows for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $3.2 million and a net increase to liabilities of $1.1 million. The allocation of the purchase price to assets and liabilities is subject to further refinement.

    The net increase to assets reflects the write off of deferred acquisition costs of $55.5 million, which was the balance as of November 30, 2000, and the establishment of value of business acquired of $58.7 million. The net increase to liabilities reflects an increase to deferred tax liabilities of $1.1 million, the November 30, 2000 balance was $6.7 million. As a result of the application of push down accounting, retained earnings immediately prior to the sale was reclassified to paid-in capital. Additionally, the Company established goodwill of $98.9 billion. Goodwill is being amortized over a period of 40 years.

    Unaudited pro forma consolidated net income for the period from the January 1, 2000 to November 30, 2000 and for the year ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $5.5 million and $2.9 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization.

    FUTURE APPLICATION OF ACCOUNTING STANDARDS

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. In June 2000, further guidance related to accounting for derivative instruments and hedging activities was provided when the FASB issues FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment of FASB Statement No. 133. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement
    No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact to the Company, of the adoption of this standard, as amended, will not have a material effect on the Company's financial position or results of operations.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

    In September 2000, the Financial Accounting Standard Board ("FASB") issued Financial Accounting Standard ("FAS") No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which replaces FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This standard revises the accounting for securitizations, other financial asset transfers and collateral associated with securities lending transactions and requires certain additional disclosures. FAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. However, for recognition and disclosure of collateral and for additional disclosures related to securitization transactions, FAS No. 140 was effective for the Company's December 31, 2000 financial statements.

    With respect to the provisions effective December 31, 2000, the Company reclassified debt securities on loan to other institutions from "Debt Securities" to "Securities Pledged to Creditors" on the Company's Consolidated Balance Sheet. The Company does not expect the adoption of those provisions effective after March 31, 2001 to have a material effect on its financial position or results of operations.

    DEPOSIT ACCOUNTING: ACCOUNTING FOR INSURANCE AND REINSURANCE CONTRACTS THAT DO NOT TRANSFER INSURANCE RISK

    On January 1, 2000, the Company adopted Statement of Position 98-7, Deposit
    Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, issued by the American Institute of Certified Public Accountants. This statement provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. The adoption of this standard had no impact on the Company's financial position or results of operations.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

    Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience- rated products' investment performance does not impact the Company's results of operations.

    Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholder's funds left with the Company. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholders' equity, net of related income taxes. Purchases and sales of debt and equity securities are recorded on the trade date.

    Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods.

    Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan at December 31, 2000 are reflected on the balance sheet as "Securities pledged to creditors," which includes the following:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized  Fair
   (Millions)                        Cost       Gains       Losses    Value
   ------------------------------------------------------------------------
   Debt Securities                   $5.7        $0.1        $ --     $5.8
   Short-Term Investments             2.3          --          --      2.3
   ------------------------------------------------------------------------
   Total securities pledged to
     creditors                       $8.0        $0.1        $ --     $8.1
   ========================================================================

    At December 31, 1999, the Company did not have any securities on loan.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, is amortized on a straight-line basis over 40 years.

    The Company regularly evaluates the recoverability of goodwill. The carrying value of goodwill would be reduced through a direct write-off, if, in management's judgement, it was probable that projected future operating income (before amortization of goodwill) would not be sufficient on an undiscounted basis to recover the carrying value. Operating earnings considered in such an analysis are those of the entity acquired, if separately identifiable, or the business segment that acquired the entity if the entity's earnings are not separately identifiable.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    Refer to "Basis of Presentation" within Note 1 for related discussions regarding the application of the purchase method to deferred policy acquisition costs.

    VALUE OF BUSINESS ACQUIRED

    Value of business acquired ("VOBA") is an asset and represents the present value of estimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 30 years for annuity contracts).

    VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset. The estimated amount of VOBA to be amortized, net of interest, over the next five years is $8.6 million, $8.1 million, $7.2 million, $5.8 million and $4.5 million for the years 2001, 2002, 2003, 2004 and 2005, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    RESERVES

    Reserves for limited payment contracts (i.e. annuities with life contingent payout) are computed on the basis of assumed investment yield and mortality, including a margin for adverse deviation which is assumed to provide for expenses. The assumptions vary by plan, year of issue and policy duration.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.80% to 8.00% for all years presented), net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by an affiliate of the Company, or other selected unaffiliated mutual funds.

    Separate Accounts assets are carried at fair value. At December 31, 1999 unrealized losses of $(0.8) million, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. The amounts in 2000 were immaterial. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.80% to 14.00% in 2000 and 3.70% to 12.00% in 1999.

    Separate Accounts assets and liabilities are shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion, through December 13, 2000. Subsequent to December 13, 2000, the Company will file a consolidated return with its parent, ALIAC. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  INVESTMENTS

    Debt securities available-for-sale at December 31, 2000 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   (Millions)                        Cost       Gains       Losses      Value
   -----------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $   14.4     $  0.4      $   --    $    14.8

   U.S. corporate securities:
       Utilities                        3.8         --         0.1          3.7
       Financial                       35.4        0.4         0.3         35.5
       Transportation/capital
         goods                          7.0        0.1         0.1          7.0
       Health care/consumer
         products                       7.7        0.2         0.7          7.2
       Natural resources               14.9        0.4         0.3         15.0
       Other corporate                  6.0        0.1         0.1          6.0
   -----------------------------------------------------------------------------
     Total U.S. corporate
       securities                      74.8        1.2         1.6         74.4
   -----------------------------------------------------------------------------

   Foreign securities:
       Government                       1.0        0.1          --          1.1
   -----------------------------------------------------------------------------
     Total foreign securities           1.0        0.1          --          1.1
   -----------------------------------------------------------------------------

   Residential mortgage-backed
     securities:
       Pass-throughs                   15.6        0.2          --         15.8
       Collateralized mortgage
         obligations                    6.2        0.3          --          6.5
   -----------------------------------------------------------------------------
   Total residential
     mortgage-backed Securities        21.8        0.5          --         22.3
   -----------------------------------------------------------------------------

   Commercial/multifamily
     mortgage-backed securities         8.9        0.1         0.1          8.9

   Other asset-backed securities       10.6        0.2          --         10.8
   -----------------------------------------------------------------------------

   Total debt securities,
     including debt securities
     pledged to creditors             131.5        2.5         1.7        132.3

   Less: debt securities pledged
     to Creditors                       5.7        0.1          --          5.8
   -----------------------------------------------------------------------------

   Debt securities                 $  125.8     $  2.4      $  1.7    $   126.5
   =============================================================================

    Debt securities available for sale at December 31, 1999 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   ---------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities       $ 21.5       $ --        $0.3      $ 21.2

   U.S. corporate securities:
       Utilities                       5.7         --         0.2         5.5
       Financial                      33.3         --         0.6        32.7
       Transportation/capital
         goods                         1.6         --          --         1.6
       Health care/consumer
         products                     12.6         --         0.9        11.7
       Natural resources              14.5         --         0.7        13.8
       Other corporate                 6.7         --         0.4         6.3
   ---------------------------------------------------------------------------
     Total U.S. corporate
       securities                     74.4         --         2.8        71.6
   ---------------------------------------------------------------------------

   Foreign securities:
       Government                      1.0         --          --         1.0
       Other                           9.9        0.1         0.5         9.5
   ---------------------------------------------------------------------------
     Total foreign securities         10.9        0.1         0.5        10.5
   ---------------------------------------------------------------------------

   Residential mortgage-backed
     securities:
       Collateralized mortgage
         obligations                  10.6         --         0.5        10.1
   ---------------------------------------------------------------------------
     Total residential
       mortgage-backed securities     10.6         --         0.5        10.1
   ---------------------------------------------------------------------------

   Commercial/multifamily
     mortgage-backed securities        9.0         --         0.3         8.7

   Other asset-backed securities       6.4         --         0.2         6.2
   ---------------------------------------------------------------------------

   Debt securities                  $132.8       $0.1        $4.6      $128.3
   ===========================================================================

    At December 31, 2000 and 1999 net unrealized appreciation (depreciation) of $0.8 million and $(4.5) million, respectively, on available-for-sale debt securities including debt securities pledged to creditors, herein after referred as "total debt securities" included $0.5 million and $(4.5) million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in policyholders' funds left with the Company.

    The amortized cost and fair value of total debt securities for the year ended December 31, 2000 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

                                             Amortized   Fair
   (Millions)                                  Cost      Value
   ------------------------------------------------------------
   Due to mature:
     One year or less                         $  7.5    $  7.5
     After one year through five years           1.1      41.5
     After five years through ten years          8.0      18.4
     After ten years                             3.6      22.8
     Mortgage-backed securities                  0.7      31.3
     Other asset-backed securities               0.6      10.8
   ------------------------------------------------------------
     Less: debt securities pledged to
       creditors                                 5.7       5.8
   ============================================================
     Debt securities                          $125.8    $126.5
   ============================================================

    At December 31, 2000 and 1999, debt securities carried at fair value of $5.7 million and $5.6 million, respectively, were on deposit as required by various state regulatory agencies.

    Investments in equity securities available for sale as of December 31, were as follows:

   (Millions)                                 2000     1999
   ----------------------------------------------------------
   Cost                                      $   1.1  $   1.0
   Gross unrealized losses                      (0.1)    (0.1)
   ----------------------------------------------------------
   Fair value                                $   1.0  $   0.9
   ==========================================================

    The Company does not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2000.

3.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                    2000              1999
                              ----------------  ----------------
                              Carrying   Fair   Carrying   Fair
   (Millions)                  Value    Value    Value    Value
   -------------------------------------------------------------
   Liabilities:
     Investment contract
       liabilities:
       With a fixed maturity   $  1.0   $  1.1   $  1.2   $  1.3
       Without a fixed
         maturity              $109.3   $106.2   $137.6   $131.6
   -------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable.

    OFF-BALANCE-SHEET AND OTHER FINANCIAL INSTRUMENTS

    The Company did not have any transactions in off-balance-sheet financial instruments in 2000 or 1999.

4.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                    Preacquisition
                                                    -----------------------------------------------
                                      One month     Eleven months
                                        ended           ended        Year ended       Year ended
                                    December 31,    November 30,    December 31,     December 31,
   (Millions)                           2000            2000            1999             1998
   ------------------------------------------------------------------------------------------------
   Debt securities                      $ 0.8           $ 8.3           $ 9.4            $ 9.0
   Nonredeemable preferred stock           --             0.1             0.1              0.3
   Cash equivalents                       0.1             0.9             0.7              0.7
   Short-term investments                  --             0.1              --               --
   Other                                  0.1             0.9             0.8              0.6
   ------------------------------------------------------------------------------------------------
   Gross investment income                1.0            10.3            11.0             10.6
   Less: investment expenses               --             0.1             0.1              0.2
   ------------------------------------------------------------------------------------------------
   Net investment income                $ 1.0           $10.2           $10.9            $10.4
   ================================================================================================

    Net investment income includes amounts allocable to experience-rated contractholders of $0.7 million and $8.2 million for the one and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and $8.6 million and $8.9 million for the years ended December 31, 1999 and 1998, respectively. Interest credited to contractholders is included in current and future benefits.

5.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    Effective January 5, 2000 the Company changed its state of domicile from Connecticut to Florida. All dividends paid to ALIAC by the Company must be approved in advance by the Insurance Commissioner of the State of Florida. Prior to January 5, 2000 the Company was domiciled in the State of Connecticut.

    At the time of the re-domestication of the Company to Florida, which occurred during the first quarter of 2000, the par value of the Company's common stock was changed from $2,000 per share to $100 per share to comply with Florida law. This revaluation caused the Company's common capital stock to decrease by $2.4 million and its paid-in capital to increase by the same amount and had no net effect on total shareholder's equity.

    The Insurance Departments of the State of Florida and the State of Connecticut recognize as net income and capital and surplus, those amounts determined in conformity with statutory accounting practices prescribed or permitted by the respective Departments, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income (loss) was $5.7 million, $(0.1) million and $(5.2) million for the years ended December 31, 2000, 1999 and 1998, respectively. Statutory capital and surplus was $57.3 million and $52.5 million as of December 31, 2000 and 1999, respectively.

    The Company has entered into support agreements with ALIAC under which ALIAC has agreed to cause the Company to have sufficient capital to meet a certain capital and surplus level. The Company received no capital contributions relating to these agreements in 2000 and 1999. The Company received $15.0 million from ALIAC in 1998.

    As of December 31, 2000, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company is required to implement statutory accounting changes ratified by the National Association of Insurance Commissioners and state insurance departments ("Codification"). The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 is estimated to be an increase of $0.8 million.

6.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

    Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses (excluding those related to experience rated contractholders in 2000, 1999 and 1998) were as follows:

                                                                    Preacquisition
                                                    -----------------------------------------------
                                      One month     Eleven months
                                        ended           ended        Year ended       Year ended
                                    December 31,    November 30,    December 31,     December 31,
   (Millions)                           2000            2000            1999             1998
   ------------------------------------------------------------------------------------------------
   Proceeds on sales                   $               $148.3          $ 34.2           $ 27.8
   Gross gains                             --             0.2             0.2              0.6
   Gross losses                            --             1.0             0.5              0.8
   ------------------------------------------------------------------------------------------------

    Net realized capital losses of $(1.1) million, $(1.1) million and $(0.2) million allocable to experience-rated contracts, were deducted from net realized capital losses and an offsetting amount was reflected in policyholders' funds left with the Company for the periods ended eleven months November 30, 2000, December 31, 1999 and 1998, respectively. The amounts for one month ended December 31, 2000 were immaterial. Net unamortized losses were $(1.9) million and $(1.0) million for the periods ended eleven months November 30, 2000 and December 31, 1999, respectively. Net amortized losses for the periods one month ended December 31, 2000 and year ended December 31, 1998 were not significant.

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (loss) (i.e., unrealized capital gains and losses on securities including securities pledged to creditors), were as follows:

   (Millions)                           2000   1999   1998
   --------------------------------------------------------
   Debt securities                      $ 0.3  $(0.3) $ 0.1
   Equity securities                       --     --   (0.1)
   Other                                  2.5   (4.1)   1.6
   --------------------------------------------------------
       Subtotal                           2.8   (4.4)   1.6
   Increase in deferred income taxes
     (see Note 7)                         1.0   (1.6)   0.6
   --------------------------------------------------------
   Net changes in accumulated other
     comprehensive
     income (loss)                      $ 1.8  $(2.8) $ 1.0
   ========================================================

    Net unrealized capital gains (losses) allocable to experienced rated contracts of $0.5 million and $(4.5) million at December 31, 2000 and 1999, respectively, are reflected on the Balance Sheets in policyholders' funds left with the Company and are not included in shareholder's equity.

    Shareholder's equity included the following accumulated other comprehensive income, which is net of amounts allocable to experience rated contractholders, at December 31:

   (Millions)                           2000   1999   1998
   --------------------------------------------------------
   Debt securities:
     Gross unrealized gains             $ 0.3  $ 0.1  $ 0.3
     Gross unrealized losses               --   (0.1)    --
   --------------------------------------------------------
                                          0.3     --    0.3
   --------------------------------------------------------
   Equity securities:
     Gross unrealized losses             (0.1)  (0.1)  (0.1)
   --------------------------------------------------------
                                         (0.1)  (0.1)  (0.1)
   --------------------------------------------------------
   Other:
     Gross unrealized gains               0.7     --    1.9
     Gross unrealized losses             (0.6)  (2.4)  (0.3)
   --------------------------------------------------------
                                          0.1   (2.4)   1.6
   --------------------------------------------------------
   Less: deferred federal income taxes
     (benefits)
     (see Note 7)                         0.1   (0.9)   0.6
   --------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                      $ 0.2  $(1.6) $ 1.2
   ========================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) (excluding those related to experience-rated contractholders) on securities including securities pledged to creditors were as follows:

   (Millions)                           2000   1999   1998
   --------------------------------------------------------
   Unrealized holding gains (losses)
     arising during
     the period (1)                     $ 1.2  $(2.9) $ 0.9
   Less: reclassification adjustment
     for gains
     and other items included in net
     income (2)                          (0.6)  (0.1)  (0.1)
   --------------------------------------------------------
   Net unrealized gains (losses) on
     securities                         $ 1.8  $(2.8) $ 1.0
   ========================================================

(1) Pretax unrealized holding gains (losses) arising during the period were $1.8 million, $(4.5) million and $1.3 million for 2000, 1999 and 1998, respectively.
(2) Pretax reclassification adjustments for gains and other items included in net income were $(1.0) million, $(0.2) million and $(0.2) million for 2000, 1999 and 1998, respectively.

7.  INCOME TAXES

    The Company was included in the consolidated federal income tax return of Lion through December 13, 2000. For tax settlements related to tax periods ending on or prior to December 13, 2000, the purchase agreement between ING America Insurance Holdings Inc. and the former Aetna provides for the settlement of balances owing from the Company based on an amount approximating the tax the Company would have incurred were it not a member of the consolidated group or owing to the Company for the use of its tax saving attributes used in the consolidated federal income tax return.

    Subsequent to December 13, 2000, as a result of the sale, the Company will be filing a consolidated return with ALIAC. As permitted under a tax sharing arrangement, the Company will be allocated an amount approximating the tax the member would have incurred were it not a member of the consolidated group, and credits the member for use of its tax saving attributes used in the consolidated federal income tax return.

    Income taxes for the years ended December 31, consist of:

                                                                    Preacquisition
                                                    -----------------------------------------------
                                      One month     Eleven months
                                        ended           ended        Year ended       Year ended
                                    December 31,    November 30,    December 31,     December 31,
   (Millions)                           2000            2000            1999             1998
   ------------------------------------------------------------------------------------------------
   Current taxes (benefits):
     Federal                            $(0.4)          $ 0.6           $(0.3)           $(1.7)
     State                                 --              --              --              0.1
     Net realized capital losses           --            (0.4)           (0.4)            (0.1)
   ------------------------------------------------------------------------------------------------
                                         (0.4)            0.2            (0.7)            (1.7)
   ------------------------------------------------------------------------------------------------
   Deferred taxes:
     Federal                              0.7             2.3             3.1              2.3
     Net realized capital gains            --             0.1             0.3               --
   ------------------------------------------------------------------------------------------------
                                          0.7             2.4             3.4              2.3
   ------------------------------------------------------------------------------------------------
   Total                                $ 0.3           $ 2.6           $ 2.7            $ 0.6
   ================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                                    Preacquisition
                                                    -----------------------------------------------
                                      One month     Eleven months
                                        ended           ended        Year ended       Year ended
                                    December 31,    November 30,    December 31,     December 31,
   (Millions)                           2000            2000            1999             1998
   ------------------------------------------------------------------------------------------------
   Income before income taxes           $ 0.9           $10.4           $ 8.1            $ 3.2
   Tax rate                                35%             35%             35%              35%
   ------------------------------------------------------------------------------------------------
   Application of the tax rate            0.3             3.7             2.8              1.1
   Tax effect of:
     Excludable dividends                  --            (1.0)           (0.1)            (0.5)
     Other, net                            --            (0.1)             --               --
   ------------------------------------------------------------------------------------------------
   Income taxes                         $ 0.3           $ 2.6           $ 2.7            $ 0.6
   ================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                2000   1999
   ------------------------------------------------------
   Deferred tax assets:
     Policyholders' funds left with the
       Company                               $ 9.6  $12.4
     Deferred policy acquisition costs         3.3     --
     Unrealized gains allocable to
       experience-rated contracts              0.2     --
     Net unrealized capital losses              --    2.5
     Investment losses                          --    0.4
     Guaranty fund assessments                 0.1    0.1
     Other                                      --    0.5
   ------------------------------------------------------
   Total gross assets                         13.2   15.9
   ------------------------------------------------------
   Deferred tax liabilities:
     Value of business acquired               20.6     --
     Deferred policy acquisition costs          --   16.9
     Unrealized losses allocable to
       experience-rated contracts               --    1.6
     Net unrealized capital gains              0.3     --
     Other                                     0.1     --
   ------------------------------------------------------
   Total gross liabilities                    21.0   18.5
   ------------------------------------------------------
   Net deferred tax liability                $ 7.8  $ 2.6
   ======================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

    The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Lion through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.

8.  BENEFIT PLANS

    The Company utilizes the employees of ING and its affiliates, primarily ALIAC. The benefit plan charges allocated to the Company were $0.4 million and $0.2 million at December 31, 1999 and 1998, respectively. The amounts at December 31, 2000 were immaterial.

    During 2001, the benefit plans offered by ALIAC to its employees and agents will be transitioned to plans directly offered by ING. These plans are substantially similar to those offered by ALIAC, in conjunction with ING, and any differences are not expected to be material in nature.

9.  RELATED PARTY TRANSACTIONS

    Substantially all of the administrative and support functions of the Company have been and, for a specific transition period, will be provided by former Aetna and its affiliates. At the end of the transition period, such administrative and support functions will be provided by ING affiliates. The financial statements reflect allocated charges, at cost, for these functions based upon measures appropriate for the type and nature of function performed. Total charges allocated to the Company, including rent, salaries and other administrative expenses, were $4.3 million and $6.0 million for the years ended December 31, 2000 and 1999, respectively, (of which $1.5 million and $2.0 million, respectively, were capitalized as deferred policy acquisition costs).

    The Company is compensated by the Separate Accounts for bearing mortality and expense risks and administrative expense risks pertaining to variable annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranged from 1.00% to 1.40% for 2000, and was1.25% and 1.40% for 1999 and 1998, respectively, of their average daily net assets. The amount of compensation and fees received from the Separate Accounts, included in charges assessed against policyholders, amounted to $14.8 million, $13.5 million and $10.3 million for the years ended December 31, 2000, 1999 and 1998, respectively.

    The Company received capital contributions of $15.0 million in cash from ALIAC in 1998. The Company received no capital contributions in 2000 and 1999.

    Aeltus, an affiliate of the Company, acts as adviser for the general account assets. The Company pays Aeltus a fee which, on an annual basis, is 0.6% of the average daily net assets under management. The amount of such fees for the years ended December 31, 2000, 1999 and 1998 amounted to $0.1 million, $0.1 million and $0.2 million, respectively.

10. COMMITMENTS AND CONTINGENT LIABILITIES

    COMMITMENTS

    At December 31, 2000 and 1999, the Company had no commitments or contingent liabilities.

    LITIGATION

    The Company is not currently involved in any material litigation.

                           VARIABLE ANNUITY ACCOUNT I
                           PART C - OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS
   (a) Financial Statements:
       (1)     Included in Part A:
               Condensed Financial Information
       (2)     Included in Part B:
               Financial Statements of Variable Annuity Account I:
               -  Statement of Assets and Liabilities as of December 31, 2000
               -  Statement of Operations for the year ended December 31, 2000
               - Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999
               - Condensed Financial Information for the year ended December 31, 2000
               -  Notes to Financial Statements
               -  Independent Auditors' Report
               Financial Statements of Depositor:
               -  Independent Auditors' Report
               - Statements of Income for the one month ended December 31, 2000, the eleven months ended November 30, 2000 and the years ended December 31, 1999 and 1998
               -  Balance Sheets as of December 31, 1999
               - Statements of Changes in Shareholder's Equity for the one month ended December 31, 2000, the eleven months ended November 30, 2000 and the years ended December 31,
                  1999 and 1998
               - Statements of Cash Flows for the one month ended December 31, 2000, the eleven months ended November 30, 2000 and the years ended December 31, 1999 and 1998
               -  Notes to Financial Statements

   (b) Exhibits
       (1) Resolution of the Board of Directors of Aetna Insurance Company of America establishing Variable Annuity Account I(1)

       (2)     Not Applicable

       (3.1)   Selling Agreement(1)

       (3.2) Principal Underwriting Agreement between Aetna Insurance Company of America and Aetna Investment Services, LLC effective as of November 17, 2000(2)

       (4.1)   Variable Annuity Contract (G2-CDA-99(TORP)FL)(3)

       (4.2) Certificate (GTCC2-99(TORP)FL) to Variable Annuity Contract G2-CDA-99(TORP)FL(3)

       (5)     Variable Annuity Contract Application(3)

       (6.1) Articles of Incorporation of Aetna Insurance Company of America dated November 15, 1999 and filed with the Secretary of State of Florida on January 5, 2000(3)

       (6.2) Amendment to Articles of Incorporation of Aetna Insurance Company of America dated July 18, 2000 and filed with the Secretary of State of Florida on August 21, 2000(2)

       (6.3)   By-laws of Aetna Insurance Company of America(3)

       (7)     Not Applicable

       (8.1) Fund Participation Agreement by and among Aetna Insurance Company of America, AIM Variable Insurance Funds and A I M Distributors, Inc. dated November 1, 1999(3)

       (8.2) First Amendment dated as of November 17, 2000 to Participation Agreement by and among AIM Variable Insurance Funds (formerly
               AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc., Aetna Insurance Company of America and Aetna Investment Services, Inc. dated as of November 1, 1999

       (8.3) Service Agreement between Aetna Insurance Company of America and A I M Advisors, Inc. dated November 1, 1999(3)

       (8.4) First Amendment dated October 1, 2000 to Service Agreement between Aetna Insurance Company of America and A I M Advisors, Inc. dated November 1, 1999

       (8.5) Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management dated as of May 1, 1998(4)

       (8.6) Amendment No. 1 dated as of May 1, 2000 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management dated as of May 1, 1998(4)

       (8.7) Service Agreement between Aeltus Investment Management, Inc. and Aetna Insurance Company of America dated May 1, 1998(4)

       (8.8) First Amendment dated as of May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Insurance Company of America dated May 1, 1998(4)

       (8.9) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Insurance Company of America dated December 1, 1997(5)

       (8.10) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Insurance Company of America dated December 1, 1997(5)

       (8.11) Fund Participation Agreement dated May 1, 2000 between Aetna Insurance Company of America and The Chapman Funds, Inc.(2)

       (8.12) Fund Participation Agreement among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation dated October 20, 1995(6)

       (8.13) First Amendment dated as of May 1, 1997 to Fund Participation Agreement among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation dated October 20, 1995(4)

       (8.14) Fund Participation Agreement among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated October 20, 1995(6)

       (8.15) First Amendment dated as of May 1, 1997 to Fund Participation Agreement among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated October 20, 1995(4)

       (8.16) Service Agreement effective as of November 1, 1995 by and between Fidelity Investments Institutional Operations Company and Aetna Insurance Company of America(2)

       (8.17) Amendment effective as of January 1, 1997 to Service Agreement effective as of November 1, 1995 by and between Fidelity Investments Institutional Operations Company and Aetna Insurance Company of America(2)

       (8.18) Amendment effective as of July 1, 2000 to Service Agreement effective as of November 1, 1995 and amended effective January 1, 1997 by and between Fidelity Investments Institutional Operations Company and Aetna Insurance Company of America(2)

       (8.19) Fund Participation Agreement among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series dated December 8, 1997(7)

       (8.20) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series dated December 8, 1997(7)

       (8.21) Amendment dated August 1, 2000 to Fund Participation Agreement among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series dated December 8, 1997(2)

       (8.22) Service Agreement between Janus Capital Corporation and Aetna Insurance Company of America dated as of December 8, 1997(7)

       (8.23) First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Insurance Company of America dated as of December 8, 1997(2)

       (8.24) Distribution and Shareholder Service Agreement (Service Shares) between Janus Distributors, Inc. and Aetna Insurance Company of America dated as of August 1, 2000(2)

       (8.25) Fund Participation Agreement between Aetna Insurance Company of America, Oppenheimer Variable Account Funds and Oppenheimer Fund, Inc. dated April 1, 1997(8)

       (8.26) Service Agreement between Aetna Insurance Company of America and Oppenheimer Funds, Inc. dated April 1, 1997(8)

       (8.27) Administrative Service Agreement between Aetna Insurance Company of America and Agency, Inc.(6)

       (9)     Opinion and Consent of Counsel

       (10)    Consent of Independent Auditors

       (11)    Not applicable

       (12)    Not applicable

       (13)    Schedule for Computation of Performance Data(3)

       (14.1)  Powers of Attorney(9)

       (14.2)  Certificate of Resolution Authorizing Signatures(1)

1. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.

2. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 13, 2000.

3. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.

4. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

5. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.

6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

7. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-87131), as filed on September 15, 1999.

8. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.

9. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-2 (File No. 333-49581), as filed on April 4, 2001.

ITEM 25.   DIRECTORS AND PRINCIPAL OFFICERS OF THE DEPOSITOR*

NAME AND PRINCIPAL
BUSINESS ADDRESS                     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------                  ------------------------------------

Thomas J. McInerney**                Director and President

Wayne R. Huneke***                   Director and Chief Financial Officer

Robert C. Salipante****              Director

P. Randall Lowery***                 Director

Mark A. Tullis***                    Director

Deborah Koltenuk**                   Vice President and Corporate Controller

Paula Cludray-Engelke****            Secretary

Therese A. Squillacote**             Vice President and Chief Compliance Officer

   * These individuals may also be directors and/or officers of other affiliates of the Company.

  ** The principal business address of all directors and officers listed is 151
     Farmington Avenue, Hartford, Connecticut 06156.

 *** The principal business address of these Directors and Officers is 5780
     Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

**** The principal business address of this Director and this Officer is 20
     Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on January 19, 2001.

ITEM 27.   NUMBER OF CONTRACT OWNERS

     As of February 28, 2001, there were 14,182 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

ITEM 28.   INDEMNIFICATION

Florida Statutes chapter 607.0850 governs the indemnification of officers, directors, employees and agents of a Florida corporation. Section 607.0850(1) provides that a corporation may indemnify a person who is or was a party to a proceeding (other than an action by, or in the right of, the corporation), by reason of the fact that the person is or was a director, officer, employee or agent of the corporation (or in certain other defined circumstances) against liability (defined as obligations to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to any employee benefit plan, and expenses actually and reasonably incurred with respect to the proceeding). Section 607.0850(2) provides that a corporation may indemnify a person who was or is a party to any proceeding by or in the right of the corporation to procure a judgment in its favor by reason that the person is or was connected to the corporation as noted in subsection
(1) against expenses and amounts paid in settlement not exceeding, in the judgment of the board of directors, the estimated expense of litigating the proceeding to conclusion, actually and reasonably incurred in connection with the defense or settlement of such proceeding, including any appeal. Indemnification under both subsection (1) and (2) is subject to a determination that the person seeking indemnification has met the standard of conduct set forth in the applicable subsection. However, pursuant to section 607.0850(3), to the extent that the person seeking indemnification has been successful on the merits or otherwise in defense of any proceeding, claim or issue referred to in subsection (1) or (2), that person shall be indemnified against expenses that he or she actually and reasonably incurred. Expenses incurred by an officer or director in defending any such proceeding may be paid in advance of the final disposition of the proceeding, provided that such person undertakes to repay any such amount if he or she is ultimately found not to be entitled to indemnification pursuant to section 607.0850. Expenses incurred by other employees or agents may be advanced upon such terms and conditions deemed appropriate by the board of directors.

Section 607.0850(4) provides that any indemnification under subsection (1) or
(2), unless made pursuant to a determination by a court, shall be made by the corporation only as authorized in the specific case upon a determination that that indemnification is proper in the circumstances because the party has met the applicable standard of conduct set forth in subsection (1) or (2). Such determination may be made (a) by the disinterested directors, pursuant to section 607.0850(4)(a); (b) by a committee duly designated by the board of directors, pursuant to section 607.0850(4)(b); (c) by independent legal counsel, pursuant to section 607.0850(4)(c); or (d) by the shareholders, pursuant to section 607.0850(4)(d). The reasonableness of expenses and authorization of indemnification shall be made in the same manner, except as otherwise required by section 607.0850(5).

The indemnification and advancement of expenses provisions of section 607.0850 are not exclusive, and a corporation may make other or further provisions for the indemnification or advancement of expenses of parties identified in section 607.0850(1), except as otherwise prohibited by section 607.0850(7). Indemnification and advancement of expenses may also be ordered by a court of competent jurisdiction, pursuant to section 607.0850(9). Section 607.0850(12) specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with this statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29.   PRINCIPAL UNDERWRITER

(a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act).

(b)  The following are the directors and officers of the Principal Underwriter:

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                   PRINCIPAL UNDERWRITER
------------------                 --------------------------

Marie Augsberger*                  Director and President

Allan Baker*                       Director and Senior Vice President

Robert L. Francis**                Director and Senior Vice President

Steven A. Haxton*                  Senior Vice President

Gary J. Hegedus*                   Senior Vice President

Deborah Koltenuk*                  Vice President, Treasurer and Chief Financial
                                   Officer

Therese Squillacote*               Vice President and Chief Compliance Officer

John F. Todd*                      Corporate Secretary and Counsel (Chief Legal
                                   Officer)

Martin T. Conroy*                  Vice President and Assistant Treasurer

Reginald Bowen*                    Vice President

Christina Lareau*                  Vice President

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                   PRINCIPAL UNDERWRITER
------------------                 --------------------------

Terran Titus*                      Vice President

William T. Abramowicz              Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**               Vice President

Louis E. Bachetti                  Vice President
581 Main Street, 4th Floor,
Woodbridge, NJ  07095

Ronald R. Barhorst                 Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert H. Barley***                Vice President

Steven M. Bresler                  Vice President
6430 South Fiddler's Green Cir,
Ste 210,
Englewood, CO  80111

David Brounley***                  Vice President

Daniel P. Charles                  Vice President
5 Penn Plaza, 11th Floor
New York, NY 10001-1879

Brian D. Comer*                    Vice President

Albert J. DiCristofaro, Jr.        Vice President
8911 Capitol of TX Hwy., Bldg 2,
Ste. 2210
Austin, TX  78759

John B. Finigan                    Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian P. Harrington                Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                   PRINCIPAL UNDERWRITER
------------------                 --------------------------

Bernard P. Heffernon****           Vice President

William S. Jasien****              Vice President

Jess D. Kravitz**                  Vice President

George D. Lessner                  Vice President
1755 N. Collins Blvd, Ste. 350
Richardson, TX  75080

Katherine E. Lewis                 Vice President
2675 N. Mayfair Rd., Ste. 501
Milwaukee, WI  53226

Susan J. Lewis                     Vice President
16530 Ventura Blvd., Ste 600
Encino, CA  91436

James F. Lille                     Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                    Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                   Vice President
440 S. Warren St., Suite 702
Syracuse, NY  13202

Joseph F. McClain*                 Vice President

Pamela Mulvey*                     Vice President

W. Michael Montgomery              Vice President
5100 W. Lemon St., Ste 213
Tampa, FL  33609

Scott T. Neeb**                    Vice President

Patrick F. O'Christie              Vice President
The Pavilions, 1700 Lyons Rd.,
Ste D
Dayton, OH  45458

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                   PRINCIPAL UNDERWRITER
------------------                 --------------------------

Paulette Playce                    Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                 Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                 Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                 Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

S. Bradford Vaughan, Jr.           Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Mark Woolhiser                     Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                   Assistant Vice President


   * The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156

  ** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588

 *** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067

**** The principal business address of these officers is 10740 Nall Ave, Ste. 120, Overland Park, Kansas 66211

   (c) Compensation from January 1, 2000 to December 31, 2000:


     (1)             (2)                 (3)                 (4)                 (5)

Name of       Net Underwriting     Compensation on
Principal     Discounts and        Redemption or         Brokerage
Underwriter   Commissions          Annuitization         Commissions         Compensation*
-----------   -----------          -------------         -----------         -------------
Aetna Life                          $1,186,882                                 $14,955,387
Insurance and
Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account I. Of this amount, $1,131,273 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.

     Compensation from January 1, 2000 to December 31, 2000:


     (1)             (2)                 (3)                  (4)                (5)

Name of       Net Underwriting     Compensation on
Principal     Discounts and        Redemption or         Brokerage
Underwriter   Commissions          Annuitization         Commissions         Compensation**
-----------   -----------          --------------        -----------         --------------
Aetna                                                                          $1,126,164
Investment
Services, LLC

**Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Insurance Company of America and Aetna Life Insurance and Annuity Company during 2000. Of this amount, $1,188 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account I.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the Service Office of the Depositor as follows:

                      Aetna Insurance Company of America
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

ITEM 31.   MANAGEMENT SERVICES

   Not applicable

ITEM 32.      UNDERTAKINGS

   Registrant hereby undertakes:

   (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

   (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

   (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

   (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, See American Council of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

   (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   (f) Aetna Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of Aetna Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-87131) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, and State of Connecticut, on the 16th day of April, 2001.

                                     VARIABLE ANNUITY ACCOUNT I OF AETNA
                                     INSURANCE COMPANY OF AMERICA
                                         (REGISTRANT)

                                     By: AETNA INSURANCE COMPANY OF AMERICA
                                         (DEPOSITOR)

                                     By  Thomas J. McInerney*
                                         ---------------------------------------
                                         Thomas J. McInerney
                                         President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                        TITLE                                             DATE
---------                        -------                                           ------
Thomas J. McInerney*             Director and President                       )
---------------------------      (principal executive officer)                )
Thomas J. McInerney                                                           )
                                                                              )
Wayne R. Huneke*                 Director and Chief Financial Officer         )  April
---------------------------                                                   )
Wayne R. Huneke                                                               )  16, 2001
                                                                              )
Randy Lowery*                    Director                                     )
--------------------------                                                    )
Phillip R. Lowery                                                             )
                                                                              )
Robert C. Salipante*             Director                                     )
--------------------------                                                    )
Robert C. Salipante                                                           )
                                                                              )
Mark A. Tullis*                  Director                                     )
--------------------------                                                    )
Mark A. Tullis                                                                )



Deborah Koltenuk*                Corporate Controller                         )
--------------------------                                                    )
Deborah Koltenuk                                                              )



By: /s/ Michael A. Pignatella
    ----------------------------------------------
    Michael A. Pignatella
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT I
                                  EXHIBIT INDEX

EXHIBIT NO.    EXHIBIT

99-B.8.2 First Amendment dated as of November 17, 2000 to Participation Agreement by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc., Aetna Insurance Company of America and Aetna Life Insurance and Annuity Company
                                                               -----------------

99-B.8.4 First Amendment dated October 1, 2000 to Service Agreement between Aetna Insurance Company of America and A I M Advisors, Inc. dated November 1, 1999
                                                               -----------------

99-B.9         Opinion and Consent of Counsel
                                                               -----------------

99-B.10        Consent of Independent Auditors
                                                               -----------------